UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                 2 Oliver Street
                                Boston, MA 02109
                    (Address of principal executive offices)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-462-5386

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2005

                     DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

[GRAPHIC OMITTED]

[BACKGROUND OMITTED]



                                  BISHOP STREET
                                      FUNDS


                                  SEMI-ANNUAL
                                  REPORT

                                  JUNE 30, 2005


                                  EQUITY FUND
                                  STRATEGIC GROWTH FUND
                                  TAX MANAGED EQUITY FUND
                                  HIGH GRADE INCOME FUND
                                  HAWAII MUNICIPAL BOND FUND
                                  MONEY MARKET FUND
                                  TREASURY MONEY MARKET FUND


                                  INVESTMENT ADVISER
                                  BISHOP STREET
                                  CAPITAL MANAGEMENT

[BISHOP STREET LOGO OMITTED]

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Funds' website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

                                  BISHOP STREET
                                TABLE OF CONTENTS
                                      FUNDS

      LETTER TO SHAREHOLDERS ..............................................   2

      STATEMENTS OF NET ASSETS

            Equity Fund ...................................................   4

            Strategic Growth Fund .........................................   9

            Tax Managed Equity Fund .......................................  13

            High Grade Income Fund ........................................  17

            Hawaii Municipal Bond Fund ....................................  25

            Money Market Fund .............................................  35

            Treasury Money Market Fund ....................................  39

      STATEMENTS OF OPERATIONS ............................................  42

      STATEMENTS OF CHANGES IN NET ASSETS .................................  44

      FINANCIAL HIGHLIGHTS ................................................  48

      NOTES TO FINANCIAL STATEMENTS .......................................  52

      DISCLOSURE OF FUND EXPENSES .........................................  60

      APPROVAL OF INVESTMENT ADVISORY AND

            SUB-ADVISORY AGREEMENTS .......................................  62

      SHAREHOLDER VOTING RESULTS ..........................................  65

                                  BISHOP STREET
                             LETTER TO SHAREHOLDERS
                                      FUNDS

[Dale Kobayashi Photo Omitted]

The second quarter of 2005 did little to resolve the growing uncertainty about the economy and the markets. In the end, stocks moved up ever so slightly, but were still down for the year. Although the final tally of economic growth for the first quarter was surprisingly strong at 3.80%, and inflation remained under control, stock investors had nagging doubts. Chief among these: tightening monetary policy, record oil prices, and increasing indications of a real estate bubble. Meanwhile, bond investors seemed to ignore rising short-term rates (the Federal-funds rate hit 3.25% after the 9th consecutive quarter point hike), and the potential inflationary effects of higher energy prices. Instead of inflation, bond markets are pointing towards slowing economic growth, pushing the 10-year Treasury yield once again under 4.00%. As a result, the yield curve has flattened dramatically.

Looking ahead, we share the view that economic growth will continue to slow, although not to "stall" speed. Such is the combined effect of oil, monetary policy, and an economic recovery now in its fourth year. Each time the Federal Reserve (the "Fed") lifts interest rates, however, the stakes seem to grow a little higher, even as the end of the tightening cycle comes, tantalizingly, a little nearer. In large part, it is our expectation of an end to monetary tightening, along with attractive valuations relative to bonds, which underpins our positive outlook for the stock market. Of course, there is no guarantee the Fed will "get



Bishop Street Funds                     2

                                                    [BISHOP STREET LOGO OMITTED]

it right", and there are plenty of unexpected shocks which could derail our forecast (as we are reminded by the recent terrorist attacks in London), but history has shown repeatedly: don't underestimate the resilience of the U.S. economy.

Thank you for your continued support and confidence.



Sincerely,

/s/ Dale Kobayashi

Dale Kobayashi
President and Chief Investment Officer
Bishop Street Capital Management



June 30, 2005                           3              www.bishopstreetfunds.com

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------

                            TOP TEN EQUITY HOLDINGS+

--------------------------------------------------------------------------------
                                                                 Percentage of
                                                                  Investments
  ----------------------------------------------------------------------------
   1  PepsiCo                                                         3.3%
  ----------------------------------------------------------------------------
   2. Citigroup                                                       3.3%
  ----------------------------------------------------------------------------
   3. Johnson & Johnson                                               3.2%
  ----------------------------------------------------------------------------
   4. General Electric                                                3.2%
  ----------------------------------------------------------------------------
   5. Pfizer                                                          3.0%
  ----------------------------------------------------------------------------
   6. GlobalSantaFe                                                   2.9%
  ----------------------------------------------------------------------------
   7. Microsoft                                                       2.9%
  ----------------------------------------------------------------------------
   8. JPMorgan Chase                                                  2.9%
  ----------------------------------------------------------------------------
   9. Amgen                                                           2.8%
  ----------------------------------------------------------------------------
  10. Intel                                                           2.8%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS+
16.4%    Information Technology
15.5%    Health Care
14.6%    Financials
13.2%    Industrials
12.2%    Energy
10.9%    Consumer Staples
 9.0%    Consumer Discretionary
 3.7%    Materials
 2.4%    Short-Term Investments
 2.1%    Telecommunication Services
--------------------------------------------------------------------------------

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS. EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

                             STATEMENT OF NET ASSETS
                                                                        Market
                                                                         Value
      Shares                                                             (000)
     ---------                                                         ---------
                              COMMON STOCK -- 98.7%
CONSUMER DISCRETIONARY -- 9.1%
     21,410    Carnival (A)                                            $  1,168
     41,120    Comcast, Cl A* (A)                                         1,262
     73,080    eBay*                                                      2,412
     61,723    IAC/InterActiveCorp* (A)                                   1,484
     15,657    Mohawk Industries*                                         1,292
     12,503    Omnicom Group                                                999
     35,000    Viacom, Cl B                                               1,121
                                                                       --------
                                                                          9,738
                                                                       --------


Bishop Street Funds                     4

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
     Shares                                                              (000)
    --------                                                           ---------
CONSUMER STAPLES -- 11.0%
     48,686    CVS                                                     $  1,415
     66,950    PepsiCo                                                    3,611
     54,720    Procter & Gamble                                           2,886
     67,610    Sysco (A)                                                  2,447
     29,160    Wal-Mart Stores                                            1,406
                                                                       --------
                                                                         11,765
                                                                       --------
ENERGY -- 12.3%
     33,880    Devon Energy                                               1,717
     48,080    Exxon Mobil                                                2,763
     77,210    GlobalSantaFe                                              3,150
     56,240    Halliburton                                                2,689
     37,538    Schlumberger Ltd.                                          2,851
                                                                       --------
                                                                         13,170
                                                                       --------
FINANCIALS -- 14.8%
     18,440    AMBAC Financial Group                                      1,286
     25,933    American Express                                           1,381
     77,133    Citigroup                                                  3,566
     26,560    Goldman Sachs Group                                        2,710
     87,950    JPMorgan Chase                                             3,106
     31,404    St. Paul Travelers                                         1,241
     40,610    Wells Fargo                                                2,501
                                                                       --------
                                                                         15,791
                                                                       --------
HEALTH CARE -- 15.7%
     50,430    Amgen*                                                     3,049
     63,014    Boston Scientific*                                         1,701
     16,140    Eli Lilly                                                    899
     14,280    Forest Laboratories*                                         555
     12,731    Genzyme*                                                     765
     14,560    Gilead Sciences*                                             641
     54,019    Johnson & Johnson                                          3,511
    118,061    Pfizer                                                     3,256
     46,014    UnitedHealth Group                                         2,399
                                                                       --------
                                                                         16,776
                                                                       --------



June 30, 2005                           5              www.bishopstreetfunds.com

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
      Shares                                                             (000)
     --------                                                          --------
INDUSTRIALS -- 13.4%
     13,360    Apollo Group, Cl A*                                     $  1,045
     39,300    Danaher                                                    2,057
    100,175    General Electric                                           3,471
     17,200    Joy Global                                                   578
     27,832    Pentair                                                    1,192
     70,110    Tyco International Ltd. (A)                                2,047
     19,820    Union Pacific                                              1,284
     19,800    United Parcel Service Inc/Georgia, Cl B                    1,369
     24,080    United Technologies                                        1,237
                                                                       --------
                                                                         14,280
                                                                       --------
INFORMATION TECHNOLOGY -- 16.6%
     81,039    Applied Materials* (A)                                     1,311
     72,890    Cisco Systems*                                             1,393
     50,642    Dell*                                                      2,001
     46,970    EMC Corp/Massachusetts*                                      644
     86,200    Flextronics International Ltd.*                            1,139
    116,900    Intel                                                      3,046
     13,222    International Business Machines                              981
     17,112    Linear Technology                                            628
     11,930    Mercury Interactive*                                         458
    126,194    Microsoft                                                  3,135
     37,340    Paychex                                                    1,215
     33,110    Qualcomm                                                   1,093
     32,866    Symantec*                                                    714
                                                                       --------
                                                                         17,758
                                                                       --------
MATERIALS -- 3.7%
     35,776    Alcoa                                                        935
     35,760    Dow Chemical (A)                                           1,592
     31,600    Praxair                                                    1,473
                                                                       --------
                                                                          4,000
                                                                       --------
TELECOMMUNICATION SERVICES -- 2.1%
     33,680    Verizon Communications                                     1,164
     45,010    Vodafone Group ADR* (A)                                    1,094
                                                                       --------
                                                                          2,258
                                                                       --------
TOTAL COMMON STOCK (Cost $99,280)                                       105,536
                                                                       --------



Bishop Street Funds                     6

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
    Shares/Face                                                          Value
   Amount (000)                                                          (000)
  --------------                                                       ---------


                            CASH EQUIVALENTS -- 2.5%
  1,320,105    Dreyfus Cash Management Fund                            $  1,320
  1,320,077    Fidelity Institutional Money Market Fund                   1,320
                                                                       --------
TOTAL CASH EQUIVALENTS (Cost $2,640)                                      2,640
                                                                       --------

                        CORPORATE OBLIGATIONS (B) -- 2.9%
FINANCIALS -- 2.9%
               Bank of America
     $1,013    3.518%, 07/01/05                                           1,013
               Bear Stearns
      1,013    3.588%, 07/06/05                                           1,013
               Bear Stearns MTN (C)
      1,013    3.536%, 01/12/06                                           1,013
                                                                       --------
TOTAL CORPORATE OBLIGATIONS (Cost $3,039)                                 3,039
                                                                       --------

                CERTIFICATES OF DEPOSIT/BANK NOTES (B)(C) -- 1.9%
               First Tennessee Bank
      2,026    3.080%, 03/21/06                                           2,026
                                                                       --------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $2,026)                    2,026
                                                                       --------

                         COMMERCIAL PAPER (B)(C) -- 1.4%
               Morgan Stanley
      1,519    3.508%, 08/19/05                                           1,519
                                                                       --------
TOTAL COMMERCIAL PAPER (Cost $1,519)                                      1,519
                                                                       --------


                        REPURCHASE AGREEMENTS (B) -- 4.7%
               Bank of America 3.490%, dated 06/30/05,
               to be repurchased on 07/01/05, repurchase price
               $3,737,400 (collateralized by various corporate
               obligations, par value $3,818,446, 5.000%, 12/16/13;
      3,737    total market value $3,923,890)                             3,737
               Lehman Brothers 3.508%, dated 06/30/05,
               to be repurchased on 07/01/05, repurchase price
               $1,311,010 (collateralized by a mortgage obligation,
               par value $1,598,060, 4.080%, 03/25/33; total market
      1,311    value $1,376,657)                                          1,311
                                                                       --------
TOTAL REPURCHASE AGREEMENTS (Cost $5,048)                                 5,048
                                                                       --------
TOTAL INVESTMENTS (COST $113,552) -- 112.1%                             119,808
                                                                       --------


June 30, 2005                           7              www.bishopstreetfunds.com

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)
                                                                         Value
                                                                         (000)
                                                                       ---------
                     OTHER ASSETS AND LIABILITIES -- (12.1)%
Payable Upon Return of Securities Loaned                               $(11,632)
Payable for Capital Shares Redeemed                                      (1,276)
Investment Adviser Fees Payable                                             (60)
Administrative Fees Payable                                                 (11)
Shareholder Servicing Fees Payable                                           (9)
Other Assets and Liabilities, Net                                           103
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (12,885)
                                                                       --------
NET ASSETS -- 100.0%                                                   $106,923
                                                                       ========

                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)                  $157,608
Distributions in Excess of Net Investment Income                             (6)
Accumulated Net Realized Loss on Investments                            (56,935)
Net Unrealized Appreciation on Investments                                6,256
                                                                       --------
NET ASSETS                                                             $106,923
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS I
   ($106,922,902 / 11,345,294 SHARES)                                  $   9.42
                                                                       ========
* NON-INCOME PRODUCING SECURITY

(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 (SEE
    NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS.) THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2005 WAS $11,215,841.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING (SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS.) THE TOTAL VALUE OF SUCH SECURITIES AS OF JUNE 30, 2005 WAS $11,631,528.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2005. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

ADR -- AMERICAN  DEPOSITARY  RECEIPT

CL -- CLASS

LTD. -- LIMITED

MTN -- MEDIUM TERM NOTE

COST FIGURES ARE SHOWN WITH "000S" OMITTED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



Bishop Street Funds                     8

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                            TOP TEN EQUITY HOLDINGS+

--------------------------------------------------------------------------------
                                                                 Percentage of
                                                                  Investments
  ----------------------------------------------------------------------------
   1. Express Scripts                                                 2.2%
  ----------------------------------------------------------------------------
   2. Nordstrom                                                       2.2%
  ----------------------------------------------------------------------------
   3. L-3 Communications Holdings                                     2.2%
  ----------------------------------------------------------------------------
   4. IVAX                                                            2.2%
  ----------------------------------------------------------------------------
   5. WellPoint                                                       2.1%
  ----------------------------------------------------------------------------
   6. Lehman Brothers Holdings                                        2.1%
  ----------------------------------------------------------------------------
   7. Coach                                                           2.1%
  ----------------------------------------------------------------------------
   8. Jabil Circuit                                                   2.1%
  ----------------------------------------------------------------------------
   9. UnitedHealth Group                                              2.1%
  ----------------------------------------------------------------------------
  10. Western Digital                                                 2.1%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS+
24.1%    Information Technology
19.9%    Health Care
19.7%    Consumer Discretionary
15.4%    Financials
11.8%    Industrials
 3.9%    Energy
 2.0%    Telecommunication Services
 1.9%    Materials
 1.3%    Short-Term Investments

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.


                             STATEMENT OF NET ASSETS

                                                                         Market
                                                                          Value
      Shares                                                              (000)
     --------                                                           --------


                              COMMON STOCK -- 98.3%
CONSUMER DISCRETIONARY -- 19.6%
     26,200    Apollo Group, Cl A*                                      $ 2,049
     47,100    Bed Bath & Beyond*                                         1,968
     63,000    Coach*                                                     2,115
     26,400    Federated Department Stores                                1,934
     21,900    Harman International Industries                            1,782
     78,107    Hilton Hotels                                              1,863
     33,200    Lowe's                                                     1,933
     32,700    Nordstrom                                                  2,223
     82,950    Staples                                                    1,768
     37,800    Yum! Brands                                                1,969
                                                                        -------
                                                                         19,604
                                                                        -------


June 30, 2005                           9              www.bishopstreetfunds.com

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)
                                                                         Market
                                                                          Value
     Shares                                                               (000)
    --------                                                            --------
ENERGY -- 4.0%
     35,400    BJ Services                                              $ 1,858
     60,800    XTO Energy                                                 2,067
                                                                        -------
                                                                          3,925
                                                                        -------
FINANCIALS -- 15.3%
     33,700    Allstate                                                   2,014
     38,700    Bank of America                                            1,765
     25,400    Capital One Financial                                      2,032
     38,400    Citigroup                                                  1,775
     20,300    Everest Re Group Ltd.                                      1,888
     18,200    Goldman Sachs Group                                        1,857
     21,400    Lehman Brothers Holdings                                   2,125
     41,200    Moody's                                                    1,852
                                                                        -------
                                                                         15,308
                                                                        -------
HEALTH CARE -- 19.8%
     23,400    Aetna                                                      1,938
     29,700    Amgen*                                                     1,796
     45,300    Caremark Rx*                                               2,017
     44,600    Express Scripts*                                           2,229
     32,000    Genzyme*                                                   1,923
     45,300    Gilead Sciences*                                           1,993
     17,900    Invitrogen*                                                1,490
     99,800    IVAX*                                                      2,146
     40,000    UnitedHealth Group                                         2,085
     30,600    WellPoint*                                                 2,131
                                                                        -------
                                                                         19,748
                                                                        -------
INDUSTRIALS -- 11.7%
     88,600    Cendant                                                    1,982
     23,200    FedEx                                                      1,880
     94,100    JetBlue Airways*                                           1,923
     28,300    L-3 Communications Holdings                                2,167
     64,000    Norfolk Southern                                           1,982
     34,800    United Technologies                                        1,787
                                                                        -------
                                                                         11,721
                                                                        -------
INFORMATION TECHNOLOGY -- 24.0%
     77,700    Accenture Ltd., Cl A*                                      1,761
     54,700    Apple Computer*                                            2,014
     55,700    Autodesk                                                   1,914
    242,500    Avaya*                                                     2,018
    100,400    Cisco Systems*                                             1,919


Bishop Street Funds                    10

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)
                                                                         Market
                                                                          Value
      Shares                                                              (000)
     --------                                                           --------
INFORMATION TECHNOLOGY -- (CONTINUED)
     14,500    Cognos*                                                  $   495
     45,600    Dell*                                                      1,802
     76,500    Intel                                                      1,994
     68,500    Jabil Circuit*                                             2,105
     46,800    Mercury Interactive*                                       1,795
    111,600    Motorola                                                   2,038
     76,700    Nvidia*                                                    2,049
    154,600    Western Digital*                                           2,075
                                                                        -------
                                                                         23,979
                                                                        -------
MATERIALS -- 1.9%
     42,200    Dow Chemical                                               1,879
                                                                        -------
TELECOMMUNICATION SERVICES -- 2.0%
     63,000    Nextel Communications, Cl A*                               2,035
                                                                        -------
TOTAL COMMON STOCK (Cost $85,158)                                        98,199
                                                                        -------

                            CASH EQUIVALENTS -- 1.3%
    656,485    Dreyfus Cash Management Fund                                 656
    656,485    Fidelity Institutional Money Market Fund                     656
                                                                        -------
TOTAL CASH EQUIVALENTS (Cost $1,312)                                      1,312
                                                                        -------
TOTAL INVESTMENTS (COST $86,470) -- 99.6%                                99,511
                                                                        -------

                      OTHER ASSETS AND LIABILITIES -- 0.4%
Payable for Investment Securities Purchased                              (1,530)
Investment Adviser Fees Payable                                             (60)
Payable for Capital Shares Redeemed                                         (14)
Administrative Fees Payable                                                  (9)
Shareholder Servicing Fees Payable                                           (8)
Other Assets and Liabilities, Net                                         2,015
                                                                        -------
TOTAL OTHER ASSETS AND LIABILITIES                                          394
                                                                        -------
NET ASSETS -- 100.0%                                                    $99,905
                                                                        =======



June 30, 2005                          11              www.bishopstreetfunds.com

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)
                                                                          Value
                                                                          (000)
                                                                        --------
                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)                   $86,226
Accumulated Net Investment Loss                                            (175)
Accumulated Net Realized Gain on Investments                                813
Net Unrealized Appreciation on Investments                               13,041
                                                                        -------
NET ASSETS                                                              $99,905
                                                                        =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS I
   ($99,905,167 / 7,701,395 SHARES)                                     $ 12.97
                                                                        =======

* NON-INCOME PRODUCING SECURITY

CL -- CLASS

LTD. -- LIMITED

COST FIGURES ARE SHOWN WITH "000S" OMITTED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




Bishop Street Funds                    12

Tax Managed Equity Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------

                            TOP TEN EQUITY HOLDINGS+

--------------------------------------------------------------------------------
                                                                 Percentage of
                                                                  Investments
  ----------------------------------------------------------------------------
   1. Citigroup                                                        4.2%
  ----------------------------------------------------------------------------
   2. Exxon Mobil                                                      3.7%
  ----------------------------------------------------------------------------
   3. General Electric                                                 3.3%
  ----------------------------------------------------------------------------
   4. Johnson & Johnson                                                3.0%
  ----------------------------------------------------------------------------
   5. Amgen                                                            2.6%
  ----------------------------------------------------------------------------
   6. Altria Group                                                     2.4%
  ----------------------------------------------------------------------------
   7. Microsoft                                                        2.4%
  ----------------------------------------------------------------------------
   8. Pfizer                                                           2.3%
  ----------------------------------------------------------------------------
   9. Halliburton                                                      2.2%
  ----------------------------------------------------------------------------
  10. JPMorgan Chase                                                   2.1%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS+
18.3%    Financials
15.3%    Information Technology
12.0%    Energy
11.9%    Industrials
11.6%    Health Care
10.7%    Consumer Discretionary
10.6%    Consumer Staples
 4.8%    Materials
 2.5%    Telecommunication Services
 1.7%    Utilities
 0.6%    Short-Term Investments

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                             STATEMENT OF NET ASSETS

                                                                         Market
                                                                          Value
      Shares                                                              (000)
     ---------                                                         ---------

                              COMMON STOCK -- 97.4%
CONSUMER DISCRETIONARY -- 10.5%
      4,300    Carnival                                                  $  235
     12,600    Comcast, Cl A*                                               387
     13,900    eBay*                                                        459
      8,930    Home Depot                                                   347
     26,710    IAC/InterActiveCorp*                                         642
      4,700    Mohawk Industries*                                           388
      4,000    Omnicom Group                                                319
      6,950    Target                                                       378


June 30, 2005                                         www.bishopstreetfunds.com

Tax Managed Equity Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
     Shares                                                              (000)
    ---------                                                          --------

CONSUMER DISCRETIONARY -- (CONTINUED)
     14,750    Time Warner*                                             $  246
     14,200    Viacom, Cl B                                                455
                                                                       -------
                                                                         3,856
                                                                       -------
CONSUMER STAPLES -- 10.4%
     13,400    Altria Group                                                867
     11,380    Avon Products                                               431
     15,000    CVS                                                         436
     10,180    PepsiCo                                                     549
     11,940    Procter & Gamble                                            630
     12,000    Sysco                                                       434
      9,200    Wal-Mart Stores                                             443
                                                                       -------
                                                                         3,790
                                                                       -------
ENERGY -- 11.8%
      8,820    Chevron                                                     493
     12,000    Devon Energy                                                608
     23,000    Exxon Mobil                                               1,322
     12,730    GlobalSantaFe                                               520
     16,250    Halliburton                                                 777
      7,850    Schlumberger Ltd.                                           596
                                                                       -------
                                                                         4,316
                                                                       -------
FINANCIALS -- 17.9%
      4,200    Aflac                                                       182
     10,500    Allstate                                                    627
      7,580    American Express                                            403
      3,130    American International Group*                               182
     32,400    Citigroup                                                 1,498
      4,300    Goldman Sachs Group                                         439
     21,790    JPMorgan Chase                                              770
      5,760    Merrill Lynch                                               317
     13,200    Montpelier Re Holdings Ltd.                                 456
     13,230    Wachovia                                                    656
      6,500    Washington Mutual                                           265
     12,230    Wells Fargo                                                 753
                                                                       -------
                                                                         6,548
                                                                       -------
HEALTH CARE -- 11.3%
     15,400    Amgen*                                                      931
      6,200    Eli Lilly                                                   345
      3,670    Genzyme*                                                    221
     16,340    Johnson & Johnson                                         1,062
     30,088    Pfizer                                                      830


Bishop Street Funds

Tax Managed Equity Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                         Market
                                                                          Value
      Shares                                                              (000)
     ---------                                                          --------
HEALTH CARE -- (CONTINUED)
     14,560    UnitedHealth Group                                       $   759
                                                                        -------
                                                                          4,148
                                                                        -------
INDUSTRIALS -- 11.7%
      5,690    3M                                                           411
      3,330    General Dynamics                                             365
     34,100    General Electric                                           1,182
      4,900    Illinois Tool Works                                          390
      4,000    Joy Global                                                   134
     13,080    Pentair                                                      560
      9,850    Tyco International Ltd.                                      288
      7,470    Union Pacific                                                484
      8,850    United Technologies                                          455
                                                                        -------
                                                                          4,269
                                                                        -------
INFORMATION TECHNOLOGY -- 15.0%
     23,500    Applied Materials*                                           380
     25,480    Cisco Systems*                                               487
     13,060    Dell*                                                        516
     15,480    EMC Corp/Massachusetts*                                      212
     25,200    Flextronics International Ltd.*                              333
     26,740    Intel                                                        697
      5,400    International Business Machines                              401
      5,070    Linear Technology                                            186
     34,200    Microsoft                                                    849
     13,640    Paychex                                                      444
     10,520    Qualcomm                                                     347
     20,000    Symantec*                                                    435
      7,700    Texas Instruments                                            216
                                                                        -------
                                                                          5,503
                                                                        -------
MATERIALS -- 4.8%
     15,960    Alcoa                                                        417
     11,100    Dow Chemical                                                 494
      8,100    E.I. Du Pont de Nemours                                      349
     10,220    Praxair                                                      476
                                                                        -------
                                                                          1,736
                                                                        -------
TELECOMMUNICATION SERVICES -- 2.4%
     13,030    Verizon Communications                                       450
     18,000    Vodafone Group ADR*                                          438
                                                                        -------
                                                                            888
                                                                        -------
UTILITIES -- 1.6%
     11,600    Exelon                                                       595
                                                                        -------
TOTAL COMMON STOCK (Cost $30,628)                                        35,649
                                                                        -------


June 30, 2005                                         www.bishopstreetfunds.com

Tax Managed Equity Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
      Shares                                                             (000)
     ---------                                                          --------


                            CASH EQUIVALENTS -- 0.6%
    104,810    Dreyfus Cash Management Fund                             $  105
    104,810    Fidelity Institutional Money Market Fund                    105
                                                                       -------
TOTAL CASH EQUIVALENTS (Cost $210)                                         210
                                                                       -------
TOTAL INVESTMENTS (COST $30,838) -- 98.0%                               35,859
                                                                       -------

                      OTHER ASSETS AND LIABILITIES -- 2.0%
Investment Adviser Fees Payable                                            (18)
Payable for Capital Shares Redeemed                                        (12)
Administrative Fees Payable                                                 (4)
Shareholder Servicing Fees Payable                                          (3)
Other Assets and Liabilities, Net                                          768
                                                                       -------
TOTAL OTHER ASSETS AND LIABILITIES                                         731
                                                                       -------
NET ASSETS -- 100.0%                                                   $36,590
                                                                       =======
                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)                  $31,123
Accumulated Net Realized Gain on Investments                               446
Net Unrealized Appreciation on Investments                               5,021
                                                                       -------
NET ASSETS                                                             $36,590
                                                                       =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS I
   ($36,590,135 / 3,090,170 SHARES)                                    $ 11.84
                                                                       =======
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LTD. -- LIMITED
COST FIGURES ARE SHOWN WITH "000S" OMITTED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds

High Grade Income Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS+
--------------------------------------------------------------------------------





                                                                Percentage
                                       Coupon      Maturity        of
                                        Rate         Date       Investments
--------------------------------------------------------------------------------
   1. U.S. Treasury Bonds              7.250%      05/15/16      6.2%
   ----------------------------------------------------------------------------
   2. FNMA                             3.750%      09/15/08      3.4%
   ----------------------------------------------------------------------------
   3. U.S. Treasury Bonds              5.375%      02/15/31      3.4%
   ----------------------------------------------------------------------------
   4. U.S. Treasury Bonds              6.250%      08/15/23      3.4%
   ----------------------------------------------------------------------------
   5. FNMA                             7.250%      01/15/10      2.8%
   ----------------------------------------------------------------------------
   6. U.S. Treasury Bonds              6.375%      08/15/27      2.7%
   ----------------------------------------------------------------------------
   7. U.S. Treasury Bonds              7.500%      11/15/16      2.5%
   ----------------------------------------------------------------------------
   8. U.S. Treasury Notes              2.375%      08/15/06      2.1%
   ----------------------------------------------------------------------------
   9. FHLMC MTN                        4.850%      12/01/09      2.0%
   ----------------------------------------------------------------------------
  10. FNMA                             2.540%      01/12/07      1.8%
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS+
27.9%    U.S. Treasury Obligations
25.9%    U.S. Government Agency Obligations
12.1%    Financials
 7.1%    Industrials
 6.8%    Consumer Discretionary
 4.9%    Energy
 3.5%    Health Care
 3.1%    Consumer Staples
 2.8%    Short-Term Investments
 2.6%    U.S. Government Mortgage-Backed Obligations
 1.4%    Telecommunication Services
 1.0%    Information Technology
 0.9%    Collaterlized Mortgage Obligation

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS. EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

                             STATEMENT OF NET ASSETS

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
       --------                                                        --------


                         CORPORATE OBLIGATIONS -- 47.6%
AEROSPACE & DEFENSE -- 1.7%
               General Dynamics
    $ 1,000    4.500%, 08/15/10                                        $  1,013
               United Technologies
      1,350    6.350%, 03/01/11                                           1,487
                                                                       --------
                                                                          2,500
                                                                       --------
AUTOMOTIVE -- 0.5%
               DaimlerChrysler NA Holding
        700    8.000%, 06/15/10                                             791
                                                                       --------


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                                       17

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                           Market
       Amount                                                           Value
        (000)                                                           (000)
       --------                                                       --------

BANKS -- 1.7%
               Bank of America
    $ 2,350    4.875%, 01/15/13                                       $  2,411
                                                                      --------
BIOTECHNOLOGY -- 0.9%
               Boston Scientific
      1,350    4.250%, 01/12/11                                          1,331
                                                                      --------
BROADCASTING & CABLE -- 2.0%
               TCI Communications
      1,400    7.875%, 08/01/13                                          1,666
               Turner Broadcasting System
        975    8.375%, 07/01/13                                          1,196
                                                                      --------
                                                                         2,862
                                                                      --------
COMPUTER HARDWARE -- 1.0%
               Dell
      1,325    6.550%, 04/15/08                                          1,404
                                                                      --------
FINANCIALS -- 17.7%
               American General Finance MTN, Ser G
      1,400    5.750%, 03/15/07                                          1,433
               Bank of America (B)
      3,987    3.518%, 07/01/05                                          3,987
               Bear Stearns (B)
      3,987    3.588%, 07/06/05                                          3,987
               Bear Stearns MTN (B)(C)
      3,987    3.536%, 01/12/06                                          3,991
               Citigroup
      2,300    6.750%, 12/01/05                                          2,326
               Countrywide Home Loans MTN, Ser H
      1,350    6.250%, 04/15/09                                          1,432
               General Electric Capital MTN, Ser A
      2,350    5.450%, 01/15/13                                          2,493
               Goldman Sachs Group
      2,350    6.600%, 01/15/12                                          2,612
               JPMorgan Chase
      1,350    3.500%, 03/15/09                                          1,316
               Morgan Stanley
      1,250    6.600%, 04/01/12                                          1,390
               Unitrin
        850    4.875%, 11/01/10                                            848
                                                                      --------
                                                                        25,815
                                                                      --------


Bishop Street Funds

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
      ---------                                                        --------

FOOD & BEVERAGE -- 2.1%
               ConAgra Foods
    $ 1,325    7.875%, 09/15/10                                       $  1,526
               Kraft Foods
      1,400    5.625%, 11/01/11                                          1,485
                                                                      --------
                                                                         3,011
                                                                      --------
GENERAL MERCHANDISE -- 2.6%
               Target
      1,150    6.350%, 01/15/11                                          1,265
               Wal-Mart Stores
      2,400    8.000%, 09/15/06                                          2,505
                                                                      --------
                                                                         3,770
                                                                      --------
HEALTH CARE -- 0.9%
               UnitedHealth Group
      1,250    5.200%, 01/17/07                                          1,270
                                                                      --------
HOUSEHOLD PRODUCTS -- 0.4%
               Rubbermaid
        600    6.600%, 11/15/06                                            619
                                                                      --------
MACHINERY - INDUSTRIAL -- 2.0%
               Lennar, Ser B
      1,400    5.500%, 09/01/14                                          1,430
               Masco
      1,350    5.875%, 07/15/12                                          1,448
                                                                      --------
                                                                         2,878
                                                                      --------
MOVIES & ENTERTAINMENT -- 1.1%
               Walt Disney MTN
      1,400    6.200%, 06/20/14                                          1,554
                                                                      --------
OIL & GAS - EQUIPMENT/SERVICES -- 1.3%
               Baker Hughes
      1,175    6.000%, 02/15/09                                          1,245
               Kinder Morgan
        675    6.800%, 03/01/08                                            713
                                                                      --------
                                                                         1,958
                                                                      --------
OIL & GAS - EXPLORATION/PRODUCTION -- 2.3%
               Anadarko Petroleum
      1,250    7.200%, 03/15/29                                          1,520
               Ocean Energy
      1,700    7.250%, 10/01/11                                          1,899
                                                                      --------
                                                                         3,419
                                                                      --------


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                                       19

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                           Market
       Amount                                                           Value
        (000)                                                           (000)
      ----------                                                      --------

OIL & GAS - INTEGRATED -- 1.2%
               Atlantic Richfield
    $ 1,385    9.125%, 03/01/11                                       $  1,713
                                                                      --------
PHARMACEUTICALS -- 1.7%
               Abbott Laboratories
      2,400    6.400%, 12/01/06                                          2,479
                                                                      --------
REAL ESTATE -- 0.8%
               Post Apartment Homes LP
      1,050    7.700%, 12/20/10                                          1,194
                                                                      --------
RETAIL - DRUGS -- 1.0%
               CVS
      1,400    4.875%, 09/15/14                                          1,423
                                                                      --------
RETAIL - FOOD -- 0.6%
               McDonald's MTN, Ser E
        900    5.950%, 01/15/08                                            939
                                                                      --------
SEMI-CONDUCTORS -- 0.9%
               Duke Energy
      1,275    4.200%, 10/01/08                                          1,270
                                                                      --------
TELECOMMUNICATIONS -- 1.4%
               GTE South, Ser C
        675    6.000%, 02/15/08                                            697
               New Cingular Wireless Services
      1,350    7.350%, 03/01/06                                          1,380
                                                                      --------
                                                                         2,077
                                                                      --------
TRANSPORTATION SERVICES -- 0.9%
               FedEx
      1,200    7.250%, 02/15/11                                          1,359
                                                                      --------
UTILITIES -- 0.9%
               Dominion Resources
      1,350    4.125%, 02/15/08                                          1,344
                                                                      --------
TOTAL CORPORATE OBLIGATIONS (Cost $68,880)                              69,391
                                                                      --------


Bishop Street Funds

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
     ------------                                                       --------
                       U.S. TREASURY OBLIGATIONS -- 27.5%
               U.S. Treasury Bonds (A)
    $ 2,750    7.500%, 11/15/16                                        $  3,604
      7,000    7.250%, 05/15/16                                           8,963
      3,000    6.375%, 08/15/27                                           3,890
      3,900    6.250%, 08/15/23                                           4,860
      1,000    6.250%, 05/15/30                                           1,303
      1,050    6.000%, 02/15/26                                           1,294
      4,125    5.375%, 02/15/31                                           4,868
      1,500    5.250%, 11/15/28                                           1,713
               U.S. Treasury Notes
        200    6.500%, 02/15/10 (A)                                         223
      2,500    4.375%, 05/15/07 (A)                                       2,533
      1,350    4.375%, 08/15/12 (A)                                       1,400
      1,200    4.000%, 02/15/14                                           1,207
      1,200    4.000%, 02/15/15 (A)                                       1,204
      3,000    2.375%, 08/15/06 (A)                                       2,961
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,842)                           40,023
                                                                       --------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.6%
               FHLB
        200    6.875%, 08/13/10                                             226
      1,350    5.375%, 02/15/07                                           1,382
      1,400    4.750%, 08/13/10                                           1,443
      2,000    4.000%, 03/10/08                                           2,001
      1,000    3.875%, 07/24/09                                             996
      1,750    3.875%, 02/12/10 (A)                                       1,740
      1,800    3.750%, 08/15/08                                           1,789
      2,500    3.375%, 02/15/08 (A)                                       2,467
               FHLMC
      2,400    5.125%, 10/15/08                                           2,488
      1,400    4.750%, 05/06/13                                           1,386
      1,350    4.375%, 07/30/09 (A)                                       1,349
      1,400    4.375%, 03/01/10                                           1,402
               FHLMC MTN
      2,800    4.850%, 12/01/09                                           2,815
               FNMA
      3,600    7.250%, 01/15/10 (A)                                       4,082
      1,250    5.500%, 07/18/12                                           1,251
      1,400    4.400%, 03/08/10                                           1,403
        800    3.875%, 11/17/08                                             795
      5,000    3.750%, 09/15/08 (A)                                       4,956
      2,700    2.540%, 01/12/07                                           2,649
        625    2.350%, 03/30/09 (D)                                         625
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $37,119)                  37,245
                                                                       --------


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                                       21

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
     Shares/Face                                                         Value
    Amount (000)                                                         (000)
    ------------------                                                 --------


                            CASH EQUIVALENTS -- 2.7%
  1,983,881    Dreyfus Cash Management Fund                            $  1,984
  1,983,881    Fidelity Institutional Money Market Fund                   1,984
                                                                       --------
TOTAL CASH EQUIVALENTS (Cost $3,968)                                      3,968
                                                                       --------

                CERTIFICATES OF DEPOSIT/BANK NOTES (B)(C) -- 5.5%
FINANCIALS -- 5.5%
               First Tennessee Bank
    $ 7,975    3.080%, 03/21/06                                           7,975
                                                                       --------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $7,975)                    7,975
                                                                       --------

                         COMMERCIAL PAPER (B)(C) -- 4.1%
               Morgan Stanley
      5,981    3.508%, 08/19/05                                           5,981
                                                                       --------
TOTAL COMMERCIAL PAPER (Cost $5,981)                                      5,981
                                                                       --------

               U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 2.5%
               FHLMC
         94    3.500%, 05/01/08                                              91
      1,350    3.500%, 06/01/09                                           1,318
               FHLMC, Ser 2922, Cl QE
      1,000    5.000%, 05/15/34                                             999
               FNMA
      1,322    3.500%, 08/01/10                                           1,280
                                                                       --------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $3,746)           3,688
                                                                       --------

                   COLLATERALIZED MORTGAGE OBLIGATION -- 0.9%
               Citicorp Mortgage Securities, Ser 2003-11, Cl 2A8
      1,303    5.500%, 12/25/33                                           1,322
                                                                       --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION (Cost $1,337)                    1,322
                                                                       --------

Bishop Street Funds

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                             Market
       Amount                                                             Value
        (000)                                                             (000)
       --------                                                         -------
                       REPURCHASE AGREEMENTS (B) -- 13.6%
               Bank of America  3.490%, dated  06/30/05,
               to be  repurchased on 07/01/05, repurchase
               price $3,737,400 (collateralized by various
               corporate obligations,  par value
               $3,818,446,  5.000%,  12/16/13;
               total market
    $14,714    value $3,923,890)                                       $ 14,714
               Lehman Brothers 3.508%, dated 06/30/05,
               to be repurchased on 07/01/05, repurchase
               price $1,311,010, (collateralized by a mortgage
               obligation, par value $1,598,060, 4.080%,
               03/25/33; total market
      5,161    value $1,376,657)                                          5,161
                                                                       --------
TOTAL REPURCHASE AGREEMENTS (Cost $19,875)                               19,875
                                                                       --------
TOTAL INVESTMENTS (COST $184,723) -- 130.0%                             189,468
                                                                       --------

                     OTHER ASSETS AND LIABILITIES -- (30.0)%
Payable Upon Return of Securities Loaned                                (45,796)
Income Distribution Payable                                                (209)
Investment Adviser Fees Payable                                             (52)
Payable for Capital Shares Redeemed                                         (34)
Administrative Fees Payable                                                 (13)
Shareholder Servicing Fees Payable                                          (12)
Other Assets and Liabilities, Net                                         2,380
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (43,736)
                                                                       --------
NET ASSETS -- 100.0%                                                   $145,732
                                                                       ========




June 30, 2005                                          www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)


                                                                        Value
                                                                        (000)
                                                                       --------

                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)                 $139,859
Undistributed Net Investment Income                                          2
Accumulated Net Realized Gain on Investments                             1,126
Net Unrealized Appreciation on Investments                               4,745
                                                                      --------
NET ASSETS                                                            $145,732
                                                                      ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS I
   ($145,732,476 / 13,990,223 SHARES)                                 $  10.42
                                                                      ========
(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 (SEE
    NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS.) THE TOTAL VALUE OF
    SECURITIES ON LOAN AT JUNE 30, 2005 WAS $44,777,892.
(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING (SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS.)
    THE TOTAL VALUE OF SUCH  SECURITIES AS OF JUNE 30, 2005 WAS $45,796,050.
(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2005. THE MATURITY DATE SHOWN IS THE
    NEXT SCHEDULED RESET DATE.
(D) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF JUNE 30, 2005.
FHLB -- FEDERAL HOME LOAN BANK
FHLMC --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA --  FEDERAL  NATIONAL MORTGAGE  ASSOCIATION
LP -- LIMITED  PARTNERSHIP
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
SER -- SERIES
COST FIGURES ARE SHOWN WITH "000S" OMITTED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds

Hawaii Municipal Bond Fund(UNAUDITED)
--------------------------------------------------------------------------------





                                TOP TEN HOLDINGS+
--------------------------------------------------------------------------------





                                                                          Percentage
                                                   Coupon       Maturity      of
                                                    Rate         Date     Investments
-------------------------------------------------------------------------------------
   1. Leander, Texas GO                            5.170%      08/15/23       2.7%
   -------------------------------------------------------------------------------
   2. Puerto Rico Housing Financing Authority RB   5.000%      12/01/16       2.6%
   -------------------------------------------------------------------------------
   3. Hawaii State Department of Budget
       & Finance RB                                5.650%      10/01/27       2.3%
   -------------------------------------------------------------------------------
   4. Hawaii State Highway RB                      5.000%      07/01/15       2.2%
   -------------------------------------------------------------------------------
   5. Honolulu City & County, Hawaii GO            5.000%      07/01/19       2.1%
   -------------------------------------------------------------------------------
   6. Hawaii State Airport System RB               5.750%      07/01/17       2.0%
   -------------------------------------------------------------------------------
   7. Maui County, Hawaii GO                       5.000%      03/01/14       1.9%
   -------------------------------------------------------------------------------
   8. Schaumburg, Illinois GO                      5.000%      12/01/38       1.6%
   -------------------------------------------------------------------------------
   9. Hawaii State Airport System RB               6.500%      07/01/14       1.6%
   -------------------------------------------------------------------------------
  10. Honolulu City & County, Hawaii RB            5.250%      07/01/18       1.5%
-------------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS+
40.1%    General Revenue
11.6%    Transportation
 6.3%    Facilities
 6.1%    Airport
 5.7%    School District
 5.2%    Power
 4.8%    Higher Education
 4.2%    Utilities
 4.1%    Medical
 3.2%    Housing
 2.9%    Short-Term Investments
 1.8%    Single Family Housing
 1.4%    Water
 1.0%    Development
 0.9%    Education
 0.7%    Multifamily Housing

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                             STATEMENT OF NET ASSETS

       Face                                                            Market
      Amount                                                            Value
       (000)                                                            (000)
      --------                                                        --------

                            MUNICIPAL BONDS -- 97.6%
ARKANSAS -- 2.8%
               Alma, School District No. 30, Construction
                Project, Ser D, GO
    $ 1,015    4.800%, 01/01/33                                       $  1,025
               Alma, School District No. 30, Refunding
                & Construction Project,
               Ser C, GO
      2,000    4.875%, 01/01/33                                          2,028
      1,000    4.750%, 01/01/29                                          1,011


June 30, 2005                                        www.bishopstreetfunds.com


Hawaii Municipal Bond Fund                                                    (UNAUDITED)
----------------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

       Face                                                                     Market
      Amount                                                                     Value
       (000)                                                                     (000)
      --------                                                                 --------

ARKANSAS -- (CONTINUED)
               Lincoln, School District No. 48, Construction Project, GO
     $  430    4.875%, 02/01/34                                                $    435
               Osceola, School District No. 001, Construction Project, GO
        395    4.800%, 11/01/34                                                     398
                                                                               --------
                                                                                  4,897
                                                                               --------
CALIFORNIA -- 2.1%
               California State, GO
      1,000    5.000%, 02/01/33                                                   1,050
               Coast, Unified School District, School Facilities District
               1-B, GO,  FSA Insured
      1,610    5.050%, 08/01/40                                                     298
               Highland, Redevelopment Agency, Project Area No. 1
               Tax Allocation, RB, AMBAC Insured
      1,440    5.650%, 12/01/24                                                   1,726
               La Mesa-Spring Valley, School District, Electric of 2002 Project,
               Ser B, GO, FGIC Insured
        630    5.250%, 08/01/27                                                     224
               San Bernardino, Community College District, GO, FSA Insured
      1,060    5.000%, 08/01/21                                                     521
                                                                               --------
                                                                                  3,819
                                                                               --------
FLORIDA -- 0.3%
               Leesburg, Utilities, RB, FGIC Insured
        500    5.000%, 10/01/34                                                     531
                                                                               --------
HAWAII -- 76.3%
               Hawaii County, Refunding & Improvement Project, Ser A, GO,
               FGIC Insured
        450    5.600%, 05/01/12                                                     512
        430    5.600%, 05/01/13                                                     494
        400    5.550%, 05/01/09                                                     437
               Hawaii County, Ser A, GO, FGIC Insured
        630    5.500%, 07/15/12                                                     708
               Hawaii County, Ser A, GO, FSA Insured
      1,000    5.625%, 05/15/19                                                   1,094
        500    5.400%, 05/15/15                                                     543
      1,000    5.250%, 05/15/11                                                   1,086
      1,000    5.000%, 07/15/23                                                   1,067
               Hawaii County, Ser A, GO, MBIA Insured
      1,055    5.250%, 07/15/18                                                   1,182
      1,205    5.000%, 07/15/15                                                   1,338
      1,470    5.000%, 07/15/24                                                   1,573


Bishop Street Funds


Hawaii Municipal Bond Fund                                                      (UNAUDITED)
------------------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                                     Market
       Amount                                                                     Value
        (000)                                                                     (000)
       --------                                                                 --------

HAWAII -- (CONTINUED)
               Hawaii State, Airport System, RB, AMT, FGIC Insured
    $ 3,235    5.750%, 07/01/17                                                $  3,591
        250    5.250%, 07/01/21                                                     264
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM
         60    6.900%, 07/01/12                                                      69
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM,
               MBIA Insured
      1,155    6.900%, 07/01/12                                                   1,329
               Hawaii State, Airport System, Ser B, RB, AMT, FGIC Insured
      1,500    6.625%, 07/01/18                                                   1,712
      2,500    6.500%, 07/01/14                                                   2,858
        100    6.000%, 07/01/19                                                     111
               Hawaii State, Department of Budget & Finance, Electric Company &
               Subsidiary Project, Ser A, RB, AMT, FGIC Insured
      1,500    4.800%, 01/01/25                                                   1,532
               Hawaii State, Department of Budget & Finance, Electric Company &
               Subsidiary Project, Ser B, RB, AMT, XLCA Insured
      1,000    5.000%, 12/01/22                                                   1,051
               Hawaii State, Department of Budget & Finance, Hawaiian Electric,
               Ser A, RB, AMT, AMBAC Insured
        460    5.100%, 09/01/32                                                     478
               Hawaii State, Department of Budget & Finance, Hawaiian Electric,
               Ser A, RB, AMT, MBIA Insured
        785    6.200%, 05/01/26                                                     812
      3,810    5.650%, 10/01/27                                                   4,197
               Hawaii State, Department of Budget & Finance, Hawaiian Electric,
               Ser C, RB, AMT, AMBAC Insured
      1,000    6.200%, 11/01/29                                                   1,124
               Hawaii State, Department of Budget & Finance, Kapiolani
               Health Care System Project, RB, Pre-Refunded @ 102 (A)
        100    6.250%, 07/01/06                                                     105
               Hawaii State, Department of Budget & Finance, Queens
               Health Systems, Ser B, RB, MBIA Insured
        750    5.250%, 07/01/11                                                     800
      1,445    5.250%, 07/01/12                                                   1,537
      1,275    5.250%, 07/01/13                                                   1,355
      1,000    5.250%, 07/01/14                                                   1,061
               Hawaii State, Department of Budget & Finance, Special Purpose
               Mortgage, Kapiolani Health Care System Project, RB,
               Pre-Refunded @ 100 (A)
      1,460    6.300%, 07/01/05                                                   1,460
               Hawaii State, Harbor Capital Improvement, RB, AMT, MBIA Insured
      2,000    5.500%, 07/01/27                                                   2,085
        545    5.400%, 07/01/09                                                     580


June 30, 2005                                                   www.bishopstreetfunds.com


Hawaii Municipal Bond Fund                                                   (UNAUDITED)
----------------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                                     Market
       Amount                                                                    Value
        (000)                                                                    (000)
       --------                                                                 --------

HAWAII -- (CONTINUED)
               Hawaii State, Harbor System, Ser A, RB, AMT, FSA Insured
    $ 2,025    5.750%, 07/01/17                                                $  2,227
        670    5.750%, 07/01/29                                                     726
      1,210    5.700%, 07/01/16                                                   1,331
      1,000    5.600%, 07/01/15                                                   1,100
               Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC Insured
        200    5.500%, 07/01/19                                                     219
               Hawaii State, Harbor System, Ser B, RB, AMT, FSA Insured
      1,000    5.000%, 01/01/13                                                   1,090
               Hawaii State, Highway, RB
      1,000    6.000%, 07/01/08                                                   1,087
      2,000    6.000%, 07/01/09                                                   2,224
               Hawaii State, Highway, RB, FGIC Insured, Pre-Refunded @ 101 (A)
        405    5.000%, 07/01/08                                                     435
               Hawaii State, Highway, RB, Pre-Refunded @ 102 (A)
        375    5.250%, 07/01/06                                                     392
               Hawaii State, Highway, Ser A, RB, FSA Insured
      1,000    5.000%, 07/01/20                                                   1,090
               Hawaii State, Highway, Ser B, RB, FSA Insured
      3,500    5.000%, 07/01/15                                                   3,916
      2,000    5.000%, 07/01/16                                                   2,225
               Hawaii State, Housing, Finance & Development,
               Affordable Rental Housing Program, Ser A, RB,
               Pre-Refunded @ 102 (A)
        750    6.050%, 07/01/05                                                     765
        315    6.000%, 07/01/05                                                     321
               Hawaii State, Housing, Finance & Development, Single-Family
               Housing, Ser A, RB, AMT, FNMA Collateral
        840    5.750%, 07/01/30                                                     847
        960    5.400%, 07/01/30                                                     981
        180    5.250%, 07/01/13                                                     187
         15    4.900%, 07/01/28                                                      15
               Hawaii State, Housing, Finance & Development, Single-Family
               Housing, Ser B, RB, FNMA Collateral
      1,000    5.450%, 07/01/17                                                   1,038
               Hawaii State, Housing, Finance & Development, University of
               Hawaii Faculty Housing Project, RB, AMBAC Insured
        700    5.650%, 10/01/16                                                     712
        415    5.000%, 10/01/06                                                     422
        395    4.850%, 10/01/05                                                     397


Bishop Street Funds


Hawaii Municipal Bond Fund                                                        (UNAUDITED)
--------------------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                                     Market
       Amount                                                                     Value
        (000)                                                                     (000)
       --------                                                                 --------
HAWAII -- (CONTINUED)
               Hawaii State, Kapolei Office Building, Ser A, COP, AMBAC Insured
    $ 1,475    5.250%, 05/01/13                                                $  1,585
      1,000    5.000%, 05/01/08                                                   1,055
      1,000    5.000%, 05/01/14                                                   1,064
      1,100    5.000%, 05/01/15                                                   1,170
      1,500    5.000%, 05/01/16                                                   1,595
      1,000    5.000%, 05/01/17                                                   1,063
        500    5.000%, 05/01/18                                                     531
               Hawaii State, No. 1 Capitol District State Office, COP,
               MBIA Insured
      1,000    5.200%, 05/01/14                                                   1,075
        175    5.000%, 05/01/11                                                     189
               Hawaii State, Pacific Health Special Purpose, Ser A, RB
        615    5.600%, 07/01/33                                                     645
               Hawaii State, Ser CL, GO
      1,000    6.000%, 03/01/09                                                   1,101
               Hawaii State, Ser CL, GO, MBIA Insured
        555    6.000%, 03/01/08                                                     599
               Hawaii State, Ser CM, GO, FGIC Insured
      2,000    6.500%, 12/01/13                                                   2,448
        500    6.000%, 12/01/09                                                     560
      1,500    6.000%, 12/01/11                                                   1,736
               Hawaii State, Ser CN, GO, FGIC Insured, Pre-Refunded @ 102 (A)
        540    5.250%, 03/01/07                                                     573
               Hawaii State, Ser CO, GO, FGIC Insured
        200    6.000%, 09/01/05                                                     201
               Hawaii State, Ser CP, GO, FGIC Insured,
               Partially Pre-Refunded @ 101 (A)
        300    5.000%, 10/01/07                                                     315
               Hawaii State, Ser CR, GO, MBIA Insured, Pre-Refunded @ 101 (A)
        270    5.250%, 04/01/08                                                     290
      2,500    5.250%, 04/01/08                                                   2,686
      1,000    4.750%, 04/01/08                                                   1,061
               Hawaii State, Ser CU, GO, MBIA Insured
        500    5.750%, 10/01/11                                                     561
        550    5.750%, 10/01/12                                                     616
               Hawaii State, Ser CV, GO, FGIC Insured
      1,000    5.250%, 08/01/21                                                   1,089
               Hawaii State, Ser CX, GO, FSA Insured
      1,000    5.500%, 02/01/21                                                   1,107
               Hawaii State, Ser DF, GO, AMBAC Insured
      2,000    5.000%, 07/01/25                                                   2,152
               Hawaii State, University of Hawaii, Ser A, RB, FGIC Insured
        500    5.500%, 07/15/21                                                     557


June 30, 2005                                         www.bishopstreetfunds.com


Hawaii Municipal Bond Fund                                                     (UNAUDITED)
------------------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                                     Market
        Amount                                                                    Value
        (000)                                                                     (000)
       --------                                                                 --------

HAWAII -- (CONTINUED)
               Hawaii State, University of Hawaii, Ser B, RB, FSA Insured
     $  320    5.250%, 10/01/16                                                $    350
        775    5.250%, 10/01/17                                                     848
               Hawaiian Home Lands Department, RB
      1,250    4.000%, 07/01/05                                                   1,250
               Honolulu City & County, Board of Water Supply, Ser A, RB,
               FGIC Insured
      2,000    5.000%, 07/01/33                                                   2,120
               Honolulu City & County, FHA-Smith-Beretania, Ser 8A, RB,
               MBIA Insured
      1,000    5.450%, 01/01/25                                                   1,002
               Honolulu City & County, GO
      1,320    5.400%, 09/27/07                                                   1,393
        200    2.850%, 09/11/08                                                     200
               Honolulu City & County, GO, ETM
        230    6.000%, 12/01/09                                                     258
               Honolulu City & County, Ser A, GO
         55    6.000%, 01/01/10                                                      62
               Honolulu City & County, Ser A, GO, ETM
        500    6.000%, 01/01/09                                                     551
         95    6.000%, 01/01/10                                                     107
        245    5.700%, 04/01/09                                                     269
               Honolulu City & County, Ser A, GO, ETM, MBIA Insured
        135    6.000%, 11/01/10                                                     154
               Honolulu City & County, Ser A, GO, MBIA Insured
        365    6.000%, 11/01/10                                                     417
      1,000    5.250%, 03/01/27                                                   1,082
        500    5.250%, 03/01/28                                                     541
               Honolulu City & County, Ser B, GO, ETM, FGIC Insured
        635    5.500%, 10/01/11                                                     718
               Honolulu City & County, Ser B, GO, FGIC Insured,
               Pre-Refunded @ 101 (A)
      2,000    5.125%, 07/01/09                                                   2,184
               Honolulu City & County, Ser B, GO, MBIA Insured
        825    5.000%, 07/01/13                                                     916
               Honolulu City & County, Ser C, GO, FGIC Insured
        125    5.500%, 11/01/07                                                     133
      1,200    5.125%, 07/01/11                                                   1,301
      1,100    5.125%, 07/01/15                                                   1,185
        650    5.000%, 07/01/09                                                     698
      3,500    5.000%, 07/01/19                                                   3,734
               Honolulu City & County, Ser D, GO, AMT, FGIC Insured
        245    4.850%, 02/01/10                                                     260


Bishop Street Funds


Hawaii Municipal Bond Fund                                                   (UNAUDITED)
----------------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                                     Market
       Amount                                                                     Value
        (000)                                                                     (000)
       --------                                                                  --------
HAWAII -- (CONTINUED)
               Honolulu City & County, Waipahu Towers Project, Ser A, RB,
               AMT, GNMA Collateral
     $  200    6.900%, 06/20/35                                                $    204
               Honolulu City & County, Waste Water, 2nd Board Resolution,
               Junior Ser, RB, FGIC Insured
      1,000    5.250%, 07/01/12                                                   1,086
        900    5.250%, 07/01/13                                                     977
      1,000    5.250%, 07/01/17                                                   1,081
      2,500    5.250%, 07/01/18                                                   2,701
      1,000    5.000%, 07/01/23                                                   1,064
               Kauai County, Public Improvement, Ser B, GO, MBIA Insured
        175    5.200%, 08/01/15                                                     184
        165    5.150%, 08/01/14                                                     174
        155    5.100%, 08/01/13                                                     163
        120    5.050%, 08/01/12                                                     126
        140    5.000%, 08/01/11                                                     147
        135    4.950%, 08/01/10                                                     142
        100    4.850%, 08/01/09                                                     105
        120    4.750%, 08/01/08                                                     125
               Kauai County, Ser A, GO, FGIC Insured, Pre-Refunded @ 100 (A)
      1,135    6.250%, 08/01/10                                                   1,305
      1,480    6.250%, 08/01/10                                                   1,702
      1,335    6.250%, 08/01/10                                                   1,535
      1,050    6.250%, 08/01/10                                                   1,207
               Kauai County, Ser A, GO, MBIA Insured
        750    5.625%, 08/01/18                                                     836
               Maui County, GO, MBIA Insured
      3,000    5.000%, 03/01/14                                                   3,337
      1,100    5.000%, 03/01/24                                                   1,183
      1,450    3.800%, 03/01/16                                                   1,468
               Maui County, Ser A, GO
        485    5.375%, 03/01/12                                                     537
               Maui County, Ser A, GO, FGIC Insured
        150    5.000%, 03/01/13                                                     158
               Maui County, Ser A, GO, FGIC Insured, Pre-Refunded @ 101 (A)
        100    5.125%, 03/01/08                                                     107
         50    5.000%, 03/01/08                                                      53
               Maui County, Ser A, GO, MBIA Insured
      1,840    5.000%, 03/01/20                                                   1,957
               Maui County, Ser B, GO, MBIA Insured
        500    5.000%, 09/01/17                                                     549
                                                                               --------
                                                                                135,462
                                                                               --------


June 30, 2005                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                                   (UNAUDITED)
----------------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                                     Market
       Amount                                                                     Value
        (000)                                                                     (000)
      --------                                                                  --------
ILLINOIS -- 2.0%
               Illinois State, Educational Facilities Authority,
               Northwestern University, RB
     $  670    5.000%, 12/01/38                                                $    699
               Schaumburg, Ser B, GO, FGIC Insured
      2,750    5.000%, 12/01/38                                                   2,908
                                                                               --------
                                                                                  3,607
                                                                               --------
INDIANA -- 0.9%
               Elkhart, Community School Building Company, First Meeting, RB,
               XLCA Insured
      1,500    4.500%, 07/15/24                                                   1,524
                                                                               --------
KENTUCKY -- 0.6%
               Kenton County, Airport Board, Ser C, RB, AMT, MBIA Insured
      1,000    5.000%, 03/01/10                                                   1,062
                                                                               --------
NEW YORK -- 0.6%
               New York, Transitional Financing Authority, Ser C, RB
      1,000    5.000%, 02/01/33                                                   1,056
                                                                               --------
PUERTO RICO -- 6.9%
               Commonwealth of Puerto Rico, GO, MBIA Insured
      1,500    6.500%, 07/01/10                                                   1,732
        500    6.500%, 07/01/14                                                     620
               Commonwealth of Puerto Rico, Public Improvement, GO,
               FSA Insured
        435    5.000%, 07/01/21                                                     468
               Commonwealth of Puerto Rico, Public Improvement, Ser A, GO
      1,000    5.000%, 07/01/27                                                   1,051
               Puerto Rico, Electric Power Authority, Ser DD, RB, FSA Insured
      1,000    5.000%, 07/01/28                                                   1,042
               Puerto Rico, Electric Power Authority, Ser HH, RB, FSA Insured
        500    5.250%, 07/01/29                                                     542
               Puerto Rico, Housing, Banking & Financing Agency, Single-Family
               Mortgage, Affordable Housing Mortgage, Portfolio I, RB, AMT,
               GNMA/FNMA/FHLMC Collateral
        180    6.100%, 10/01/15                                                     184
               Puerto Rico, Housing Financing Authority, Capital Funding
               Program, RB
      4,360    5.000%, 12/01/16                                                   4,720
               Puerto Rico, Industrial Tourist Educational Medical Environmental
               Control Facilities, Hospital Auxilio Mutuo Obligation Group,
               Ser A, RB, MBIA Insured
        300    6.250%, 07/01/24                                                     307


Bishop Street Funds

Hawaii Municipal Bond Fund                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)
                                                                                 Market
     Face Amount                                                                  Value
    (000)/Shares                                                                  (000)
     --------------                                                             --------

               Puerto Rico, University of Puerto Rico, Ser O, RB, MBIA Insured
    $ 1,500    5.750%, 06/01/19                                                $  1,668
                                                                               --------
                                                                                 12,334
                                                                               --------
TEXAS -- 3.7%
               Collin County, GO
        860    5.000%, 02/15/21                                                     928
               Harris County, Houston Texas Sports Authority, Ser A, Special RB,
               MBIA Insured
      5,000    5.400%, 11/15/40                                                     756
               Leander, Independent School District, GO, FGIC Insured
     12,000    5.170%, 08/15/23                                                   4,830
                                                                               --------
                                                                                  6,514
                                                                               --------
WASHINGTON -- 1.4%
               Washington State, University of Washington, RB, FSA Insured
      2,315    5.000%, 06/01/23                                                   2,494
                                                                               --------
TOTAL MUNICIPAL BONDS (Cost $164,859)                                           173,300
                                                                               --------

                            CASH EQUIVALENTS -- 2.9%
  2,599,174    Dreyfus Tax-Exempt Cash Management Fund                            2,599
  2,599,174    Fidelity Institutional Money Market Tax-Exempt Fund                2,599
                                                                               --------
TOTAL CASH EQUIVALENTS (Cost $5,198)                                              5,198
                                                                               --------
TOTAL INVESTMENTS (COST $170,057) -- 100.5%                                     178,498
                                                                               --------

                     OTHER ASSETS AND LIABILITIES -- (0.5)%
Payable for Capital Shares Redeemed                                              (3,693)
Income Distribution Payable                                                        (469)
Investment Adviser Fees Payable                                                     (38)
Shareholder Servicing Fees Payable                                                  (15)
Administrative Fees Payable                                                         (10)
Distribution Fees Payable                                                            (6)
Other Assets and Liabilities, Net                                                 3,346
                                                                               --------
TOTAL OTHER ASSETS AND LIABILITIES                                                 (885)
                                                                               --------
NET ASSETS -- 100.0%                                                           $177,613
                                                                               ========

June 30, 2005                                                    www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                                 Value
                                                                                 (000)
                                                                                --------
                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)                          $167,782
Undistributed Net Investment Income                                                  59
Accumulated Net Realized Gain on Investments                                      1,331
Net Unrealized Appreciation on Investments                                        8,441
                                                                               --------
NET ASSETS                                                                     $177,613
                                                                               ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS I
   ($145,743,932 / 13,213,105 SHARES)                                          $  11.03
                                                                               ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($31,868,713 / 2,888,664 SHARES)                                            $  11.03
                                                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($11.03 / 97.00%)                                            $  11.37
                                                                               ========

(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP --  CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION
FHA -- FEDERAL HOUSING ADMINISTRATION
FHLMC --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
XLCA -- XL CAPITAL COST
FIGURES ARE SHOWN WITH "000S" OMITTED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds

Money Market Fund                                                    (UNAUDITED)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.] SECTOR WEIGHTINGS+
44.5%    Commercial Paper
18.2%    U.S. Government Agency Obligations
15.0%    Certificates of Deposit/Bank Notes
 9.2%    Repurchase Agreements
 4.8%    Collateralized Mortgage Obligations
 4.3%    Insurance Funding Agreements
 4.0%    Corporate Obligations

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                             STATEMENT OF NET ASSETS

       Face
      Amount                                                                     Value
       (000)                                                                     (000)
      --------                                                                  --------


                          COMMERCIAL PAPER (C) -- 44.6%
AUTO FINANCE -- 4.3%
               BMW U.S. Capital
    $ 8,500    3.380%, 07/01/05                                                $  8,500
                                                                               --------
BANKS -- 33.0%
               ANZ
      7,500    3.076%, 07/12/05                                                   7,493
               Bank of Montreal
      8,000    3.208%, 07/22/05                                                   7,985
               Danske Bank
      6,000    3.275%, 08/01/05                                                   5,983
      3,200    3.243%, 08/02/05                                                   3,191
               Deutsche Bank Financial
      8,500    3.274%, 07/29/05                                                   8,479
               HBOS Treasury Services
      5,000    3.073%, 07/18/05                                                   4,993
               Lloyds TSB Bank
      4,500    3.018%, 07/01/05                                                   4,500
               Royal Bank of Scotland
      8,000    3.258%, 07/27/05                                                   7,981
               Societe Generale
      8,300    3.272%, 07/06/05                                                   8,296
               UBS Finance
      6,000    3.049%, 07/01/05                                                   6,000
                                                                               --------
                                                                                 64,901
                                                                               --------
COMPUTER HARDWARE -- 1.5%
               IBM
      3,000    3.041%, 07/13/05                                                   2,997
                                                                               --------


June 30, 2005                                                       www.bishopstreetfunds.com

                                        35


Money Market Fund                                                                (UNAUDITED)
---------------------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face
       Amount                                                                     Value
        (000)                                                                     (000)
       --------                                                                 --------

FINANCIALS -- 5.8%
               General Electric Capital
    $ 2,500    3.073%, 07/18/05                                                $  2,497
               Svenska Handelsbank
      5,000    3.056%, 07/05/05                                                   4,998
               Morgan Stanley
      4,000    3.104%, 07/18/05                                                   3,994
                                                                               --------
                                                                                 11,489
                                                                               --------
TOTAL COMMERCIAL PAPER (Cost $87,887)                                            87,887
                                                                               --------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.2%
               FHLMC (C)
     31,900    3.148%, 07/19/05                                                  31,850
               FNMA
      4,000    7.000%, 07/15/05                                                   4,006
                                                                               --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,856)                          35,856
                                                                               --------

                   CERTIFICATES OF DEPOSIT/BANK NOTES -- 15.0%
               American Express Centurion (A)
      3,500    3.280%, 02/28/06                                                   3,500
               Citigroup
      5,000    3.190%, 08/16/05                                                   5,000
               Credit Suisse First Boston (A)
      3,000    3.380%, 12/08/05                                                   3,000
               DEPFA Bank
      5,000    3.065%, 07/14/05                                                   5,000
               Regions Bank
      5,000    3.120%, 08/09/05                                                   5,000
               WFFB
      8,000    3.260%, 07/11/05                                                   8,000
                                                                               --------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $29,500)                          29,500
                                                                               --------

                 COLLATERALIZED MORTGAGE OBLIGATIONS (A) -- 4.8%
               Aire Valley Mortgages, Ser 2004-1A, Cl 1A (D)
      1,800    3.090%, 09/20/05                                                   1,800
               DaimlerChrysler Auto Trust, Ser 2005-B, Cl A1 (D)
      3,191    3.260%, 05/08/06                                                   3,191


Bishop Street Funds

                                        36


Money Market Fund                                                             (UNAUDITED)
-----------------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face
       Amount                                                                     Value
        (000)                                                                     (000)
       --------                                                                 --------

                COLLATERALIZED MORTGAGE OBLIGATION -- (CONTINUED)
               GE Commercial Equipment Financing, Ser 2004-1, Cl A1
     $  410    3.220%, 11/20/05                                                $    410
               GE Commerical Equipment Financing, Ser 2004-A, Cl A1 (D)
        466    2.590%, 12/22/05                                                     466
               Lothian Mortgages, Ser 4A, Cl A1 (D)
      2,025    3.290%, 01/24/06                                                   2,025
               Permanent Financing, Ser 7, Cl 1A
      1,540    3.150%, 03/10/06                                                   1,540
                                                                               --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,432)                           9,432
                                                                               --------

                 INSURANCE FUNDING AGREEMENTS (A)(B)(D) -- 4.3%
               Allstate
      3,000    3.100%, 06/16/05                                                   3,000
               Monumental Life Insurance
      5,500    2.830%, 07/01/05                                                   5,500
                                                                               --------
TOTAL INSURANCE FUNDING AGREEMENTS (Cost $8,500)                                  8,500
                                                                               --------

                        CORPORATE OBLIGATIONS (A) -- 4.0%
BANKS -- 1.8%
               U.S. Bancorp MTN, Ser N
      3,500    3.564%, 09/16/05                                                   3,501
                                                                               --------
FINANCIALS -- 2.2%
               General Electric Capital
      2,300    3.284%, 01/09/06                                                   2,300
               General Electric Capital MTN
      2,000    3.340%, 07/17/06                                                   2,000
                                                                               --------
                                                                                  4,300
                                                                               --------
TOTAL CORPORATE OBLIGATIONS (Cost $7,801)                                         7,801
                                                                               --------

                          REPURCHASE AGREEMENT -- 9.2%
               Lehman  Brothers  2.830%,  dated  06/30/05,
               to be repurchased on 07/01/05, repurchase
               price $18,101,423 (collateralized by a
               Treasury Obligation, par value $20,372,000,
     18,100    0.000%, 08/18/05; total market value $20,289,508)                 18,100
                                                                               --------
TOTAL REPURCHASE AGREEMENT (Cost $18,100)                                        18,100
                                                                               --------
TOTAL INVESTMENTS (COST $197,076) -- 100.1%                                     197,076
                                                                               --------


June 30, 2005                                         www.bishopstreetfunds.com

                                        37


Money Market Fund                                                               (UNAUDITED)
------------------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)


                                                                                  Value
                                                                                  (000)
                                                                                 -------
                     OTHER ASSETS AND LIABILITIES -- (0.1)%
Income Distribution Payable                                                    $   (331)
Investment Adviser Fees Payable                                                     (27)
Administrative Fees Payable                                                         (18)
Shareholder Servicing Fees Payable                                                  (15)
Distribution Fees Payable                                                            (5)
Other Assets and Liabilities, Net                                                   298
                                                                               --------
TOTAL OTHER ASSETS AND LIABILITIES                                                  (98)
                                                                               --------
NET ASSETS -- 100.0%                                                           $196,978
                                                                               ========
                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)                          $197,004
Distributions in Excess of Net Investment Income                                     (1)
Accumulated Net Realized Loss on Investments                                        (25)
                                                                               --------
NET ASSETS                                                                     $196,978
                                                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS I
   ($175,679,627 / 175,705,682 SHARES)                                         $   1.00
                                                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($21,298,638 / 21,298,885 SHARES)                                           $   1.00
                                                                               ========
(A) FLOATING RATE SECURITY -- THE RATE  REFLECTED ON THE STATEMENT OF NET ASSETS
    IS THE RATE IN EFFECT ON JUNE 30,  2005.  THE  MATURITY  DATE  SHOWN IS THE
    NEXT SCHEDULED RESET DATE.
(B) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF
    JUNE 30, 2005 WAS APPROXIMATELY  $8,500,000 AND REPRESENTS 4.3% OF NET
    ASSETS.
(C) REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.
(D) SECURITIES  SOLD WITHIN THE TERMS OF PRIVATE  PLACEMENT  MEMORANDUM,  EXEMPT
    FROM  REGISTRATION  UNDER SECTION 3A-4,  4(2) OR 144A OF THE  SECURITIES
    ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR
    OTHER "ACCREDITED  INVESTORS."
CL --  CLASS
FHLMC  --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES
COST FIGURES ARE SHOWN WITH "000S" OMITTED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds

                                        38


Treasury Money Market Fund                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]
SECTOR WEIGHTINGS+
81.2%    U.S. Treasury Obligations
18.8%    Repurchase Agreements

+PERCENTAGES BASED ON TOTAL INVESTMENTS.

                             STATEMENT OF NET ASSETS

       Face
      Amount                                                                    Value
       (000)                                                                    (000)
      --------                                                                 --------


                     U.S. TREASURY OBLIGATIONS (A) -- 81.4%
               U.S. Treasury Bills
    $50,000    2.833%, 07/14/05                                                $ 49,949
     50,000    2.971%, 08/11/05                                                  49,837
     45,000    2.919%, 09/01/05                                                  44,775
     70,000    2.962%, 09/08/05                                                  69,605
                                                                               --------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $214,166)                                 214,166
                                                                               --------

                          REPURCHASE AGREEMENT -- 18.8%
               Lehman Brothers 2.830%, dated 06/30/05, to be repurchased on
               07/01/05, repurchase  price $49,603,899 (collateralized by government obligations, ranging in par value
               $20,651,000-$26,110,000, 2.375%-6.500%,
     49,600    02/15/10-01/15/25; total market value $53,147,302)                49,600
                                                                               --------
TOTAL REPURCHASE AGREEMENT (Cost $49,600)                                        49,600
                                                                               --------
TOTAL INVESTMENTS (COST $263,766) -- 100.2%                                     263,766
                                                                               --------

                     OTHER ASSETS AND LIABILITIES -- (0.2)%
Income Distribution Payable                                                        (513)
Investment Adviser Fees Payable                                                     (28)
Administrative Fees Payable                                                         (24)
Shareholder Servicing Fees Payable                                                  (21)
Other Assets and Liabilities, Net                                                    20
                                                                               --------
TOTAL OTHER ASSETS AND LIABILITIES                                                 (566)
                                                                               --------
NET ASSETS -- 100.0%                                                           $263,200
                                                                               ========


June 30, 2005                                         www.bishopstreetfunds.com

                                        39


Treasury Money Market Fund                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)


                                                                                 Value
                                                                                 (000)
                                                                                -------


                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)                           $263,244
Undistributed Net Investment Income                                                   10
Accumulated Net Realized Loss on Investments                                         (54)
                                                                                --------
NET ASSETS                                                                      $263,200
                                                                                ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS I
   ($263,199,753 / 263,244,979 SHARES)                                          $   1.00
                                                                                ========
(A) REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.
COST FIGURES ARE SHOWN WITH "000S" OMITTED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

                       This page intentionally left blank.

Bishop Street Funds                                                             (UNAUDITED)
-------------------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005
                                 (IN THOUSANDS)

                                                                      Tax         High
                                                     Strategic      Managed      Grade
                                         Equity       Growth        Equity       Income
                                          Fund         Fund          Fund         Fund
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend Income                      $ 1,000        $283         $ 360       $   --
   Interest Income                           26          17             9        3,218
   Securities Lending, Net                   14          --            --           35
-----------------------------------------------------------------------------------------
   Total Investment Income                1,040         300           369        3,253
-----------------------------------------------------------------------------------------
EXPENSES:
   Investment Adviser Fees                  524         324           131          396
   Shareholder Servicing Fees               177         109            44          180
   Administrative Fees                      142          87            36          144
   Distribution Fees, Class A                 1          --            --           --
   Transfer Agent Fees                       30          16            14           29
   Professional Fees                         20          11             4           19
   Custody Fees                               8           4             2            7
   Printing Fees                              7           4             2            7
   Trustees' Fees                             6           3             1            5
   Registration Fees                          2           2             3            1
   Miscellaneous Expenses                    10           4             2           15
-----------------------------------------------------------------------------------------
      Total Expenses                        927         564           239          803
-----------------------------------------------------------------------------------------
      Less Waivers:
        Investment Adviser Fees             (50)         --           (21)         (86)
        Shareholder Servicing Fees         (106)        (66)          (26)        (108)
        Administrative Fees                 (61)        (38)          (15)         (62)
-----------------------------------------------------------------------------------------
            Total Waivers                  (217)       (104)          (62)        (256)
-----------------------------------------------------------------------------------------
      Total Net Expenses                    710         460           177          547
-----------------------------------------------------------------------------------------
   Net Investment Income (Loss)             330        (160)          192        2,706
-----------------------------------------------------------------------------------------
Net Realized Gain on Investments          6,726         541           428          951
Change in Unrealized Appreciation
   (Depreciation) on Investments        (12,445)       (562)       (1,808)         282
-----------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments                        (5,719)        (21)       (1,380)       1,233
-----------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
   Resulting from Operations           $ (5,389)      $(181)      $(1,188)      $3,939
=========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds


Bishop Street Funds                                                            (UNAUDITED)
-----------------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005
                                 (IN THOUSANDS)

                                                      Hawaii                    Treasury
                                                     Municipal     Money         Money
                                                       Bond        Market        Market
                                                       Fund         Fund          Fund
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                   $4,051        $2,764       $2,916
-----------------------------------------------------------------------------------------
   Total Investment Income                            4,051         2,764        2,916
-----------------------------------------------------------------------------------------
EXPENSES:
   Investment Adviser Fees                              310           305          335
   Shareholder Servicing Fees                           222           254          279
   Administrative Fees                                  177           203          223
   Distribution Fees, Class A                            38            27           --
   Transfer Agent Fees                                   32            34           23
   Professional Fees                                     22            25           26
   Custody Fees                                           9            11           11
   Printing Fees                                          8             9           10
   Trustees' Fees                                         6             7            8
   Registration Fees                                      1             2            1
   Miscellaneous Expenses                                27            16           32
-----------------------------------------------------------------------------------------
      Total Expenses                                    852           893          948
-----------------------------------------------------------------------------------------
      Less Waivers:
        Investment Adviser Fees                         (79)         (117)        (192)
        Shareholder Servicing Fees                     (133)         (152)        (168)
        Administrative Fees                            (115)          (88)         (97)
-----------------------------------------------------------------------------------------
            Total Waivers                              (327)         (357)        (457)
-----------------------------------------------------------------------------------------
      Total Net Expenses                                525           536          491
-----------------------------------------------------------------------------------------
   Net Investment Income                              3,526         2,228        2,425
-----------------------------------------------------------------------------------------
Net Realized Gain (Loss) on Investments               1,306            (1)          (7)
Change in Unrealized Depreciation
   on Investments                                    (1,123)            --          --
-----------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss)
   on Investments                                       183            (1)          (7)
-----------------------------------------------------------------------------------------

Increase in Net Assets
   Resulting from Operations                         $3,709       $ 2,227       $2,418
=========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2005                                          www.bishopstreetfunds.com


Bishop Street Funds
-----------------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED) AND THE YEAR ENDED
                      DECEMBER 31, 2004 (IN THOUSANDS)


                                                                          Equity Fund
-----------------------------------------------------------------------------------------

                                                                          2005    2004
-----------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                                 $ 330   $ 1,039
   Net Realized Gain on Investments                                      6,726     2,061
   Change in Unrealized Appreciation (Depreciation)
     on Investments                                                    (12,445)    2,789
-----------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Resulting from Operations          (5,389)    5,889
-----------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income:
     Class I Shares                                                       (335)   (1,043)
     Class A Shares                                                         (1)       (6)
-----------------------------------------------------------------------------------------
        Total Dividends                                                   (336)   (1,049)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class I Shares:
     Proceeds from Shares Issued                                         4,925    38,484
     Reinvestments of Cash Distributions                                   246       711
     Proceeds from Shares Issued in Connection with Reclassification
       from Class A Shares(1)                                            1,428        --
     Cost of Shares Redeemed                                           (63,722)  (30,690)
-----------------------------------------------------------------------------------------
        Total Class I Capital Share Transactions                       (57,123)    8,505
-----------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                                             2       144
     Reinvestments of Cash Distributions                                    --         3
     Value of Shares Liquidated in Connection with Reclassification
       to Class I Shares(1)                                             (1,428)       --
     Cost of Shares Redeemed                                               (99)     (161)
-----------------------------------------------------------------------------------------
        Total Class A Capital Share Transactions                        (1,525)      (14)
-----------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   From Capital Share Transactions                                     (58,648)    8,491
-----------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                             (64,373)   13,331
-----------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Period                                               171,296   157,965
-----------------------------------------------------------------------------------------
     End of Period                                                    $106,923  $171,296
=========================================================================================

Distributions in Excess of Net Investment Income                      $     (6) $     --
=========================================================================================

SHARE TRANSACTIONS:
   Class I Shares:
     Shares Issued                                                         517     4,055
     Shares Issued in Lieu of Cash Distributions                            26        74
     Shares Issued in Connection with Reclassification
      from Class A Shares(1)                                               155        --
     Shares Redeemed                                                    (6,712)   (3,249)
-----------------------------------------------------------------------------------------
        Total Class I Share Transactions                                (6,014)      880
-----------------------------------------------------------------------------------------
   Class A Shares:
     Shares Issued                                                          --        15
     Shares Issued in Lieu of Cash Distributions                            --        --
     Value of Shares Liquidated in Connection with Reclassification
       to Class I Shares(1)                                               (156)       --
     Shares Redeemed                                                       (10)      (17)
-----------------------------------------------------------------------------------------
        Total Class A Share Transactions                                  (166)       (2)
-----------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares Outstanding from Share Transactions   (6,180)      878
=========================================================================================
(1) ON APRIL 29, 2005, CLASS A SHARES OF THE BISHOP STREET EQUITY FUND WERE
    RECLASSIFIED AS CLASS I SHARES. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR
    ADDITIONAL INFORMATION.
    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

Bishop Street Funds
------------------------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH PERIOD ENDED JUNE 30,  2005 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2004
                                           (IN THOUSANDS)

                                                        Strategic          Tax Managed
                                                       Growth Fund         Equity Fund
-----------------------------------------------------------------------------------------
                                                      2005      2004      2005    2004
-----------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income (Loss)                    $  (160)  $  (217)    $  192   $  253
   Net Realized Gain on Investments                    541     1,549        428    1,216
   Change in Unrealized Appreciation (Depreciation)
     on Investments                                   (562)    5,453     (1,808)     706
----------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Resulting
    from Operations                                   (181)    6,785     (1,188)   2,175
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class I Shares                                     --       --        (192)    (254
   Capital Gains:
     Class I Shares                                     --       --          --   (1,183
----------------------------------------------------------------------------------------
        Total Dividends and Distributions               --       --        (192)  (1,437
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class I Shares:
     Proceeds from Shares Issued                    25,282    34,231      6,918    3,777
     Reinvestments of Cash Distributions               --         --         14       80
     Cost of Shares Redeemed                        (4,364)   (8,693)    (4,537)  (3,828
----------------------------------------------------------------------------------------
Net Increase in Net Assets
   From Capital Share Transactions                  20,918    25,538      2,395       29
----------------------------------------------------------------------------------------
   Total Increase in Net Assets                     20,737    32,323      1,015      767
----------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Period                            79,168    46,845     35,575   34,808
----------------------------------------------------------------------------------------
     End of Period                                 $99,905   $79,168    $36,590  $35,575
========================================================================================
Accumulated Net Investment Loss                    $  (175)  $   (15)   $    --  $    --
========================================================================================
SHARE TRANSACTIONS:
   Class I Shares:
     Shares Issued                                   1,990     2,842        579      311
     Shares Issued in Lieu of Cash Distributions        --        --          1        7
     Shares Redeemed                                  (341)     (715)      (378)    (316)
----------------------------------------------------------------------------------------
Net Increase in Shares Outstanding from
   Share Transactions                                1,649     2,127        202        2
========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


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                                        45

Bishop Street Funds
-----------------------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH PERIOD ENDED JUNE 30,  2005 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2004
                                           (IN THOUSANDS)

                                                       High Grade      Hawaii Municipal
                                                      Income Fund          Bond Fund
----------------------------------------------------------------------------------------
                                                      2005    2004        2005    2004
----------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                       $    2,706  $  5,305 $   3,526 $   7,014
   Net Realized Gain on Investments                   951       837     1,306     1,678
   Change in Unrealized Appreciation (Depreciation)
      on Investments                                  282    (1,214)   (1,123)   (2,892)
----------------------------------------------------------------------------------------
   Increase in Net Assets Resulting from Operations 3,939     4,928     3,709     5,800
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class I Shares                                (2,710)   (5,288)   (2,936)   (5,870)
     Class A Shares                                    (3)      (10)     (576)   (1,133)
   Capital Gains:
     Class I Shares                                     --     (546)       --    (1,540)
     Class A Shares                                     --       (1)       --      (317)
----------------------------------------------------------------------------------------
         Total Dividends and Distributions         (2,713)   (5,845)   (3,512)   (8,860)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class I Shares:
     Proceeds from Shares Issued                   10,262    40,169     8,556    14,569
     Reinvestments of Cash Distributions            1,427     2,530       448     1,202
     Proceeds from Shares Issued in Connection
     with Reclassification
       from Class A Shares(1)                         310         --       --        --
     Cost of Shares Redeemed                      (24,662)  (19,460)  (11,994)  (15,048)
----------------------------------------------------------------------------------------
         Total Class I Capital Share Transactions (12,663)   23,239    (2,990)      723
----------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                       96         2     1,395     2,467
     Reinvestments of Cash Distributions                2         7       229       680
     Value of Shares Liquidated in Connection with
      Reclassification
       to Class I Shares(1)                          (310)        --       --        --
     Cost of Shares Redeemed                          (14)      (57)     (277)   (3,099)
----------------------------------------------------------------------------------------
         Total Class A Capital Share Transactions    (226)      (48)    1,347        48
----------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions                     (12,889)   23,191    (1,643)      771
----------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets        (11,663)   22,274    (1,446)   (2,289)
----------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Period                          157,395   135,121   179,059   181,348
----------------------------------------------------------------------------------------
     End of Period                               $145,732  $157,395  $177,613  $179,059
========================================================================================
Undistributed Net Investment Income              $      2  $      9  $     59  $     45
========================================================================================
SHARE TRANSACTIONS:
   Class I Shares:
     Shares Issued                                    995     3,890       779     1,310
     Shares Issued in Lieu of Cash Distributions      138       244        41       108
     Shares Issued in Connection with Reclassification
       from Class A Shares(1)                          30        --         --       --
     Shares Redeemed                               (2,387)   (1,881)   (1,089)   (1,356)
----------------------------------------------------------------------------------------
         Total Class I Share Transactions          (1,224)    2,253      (269)       62
----------------------------------------------------------------------------------------
   Class A Shares:
     Shares Issued                                     10         --       127       221
     Shares Issued in Lieu of Cash Distributions       --          1        21        61
     Value of Shares Liquidated in Connection with
      Reclassification
       to Class I Shares(1)                           (30)        --        --       --
     Shares Redeemed                                   (2)       (6)      (25)     (280)
----------------------------------------------------------------------------------------
         Total Class A Share Transactions             (22)       (5)      123         2
----------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares Outstanding
   from Share Transactions                         (1,246)    2,248      (146)       64
========================================================================================
(1) ON APRIL 29, 2005, CLASS A SHARES OF THE BISHOP STREET HIGH GRADE INCOME
    FUND WERE RECLASSIFIED AS CLASS I SHARES. SEE NOTE 1 IN NOTES TO
    FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

Bishop Street Funds
-----------------------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH PERIOD ENDED JUNE 30,  2005 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2004
                                           (IN THOUSANDS)

                                                     Money Market        Treasury Money
                                                         Fund             Market Fund
----------------------------------------------------------------------------------------
                                                    2005      2004      2005      2004
----------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                          $  2,228  $  2,031  $  2,425 $  2,158
   Net Realized Loss on Investments                     (1)       (2)       (7)     (46)
----------------------------------------------------------------------------------------
   Increase in Net Assets Resulting from Operations  2,227     2,029     2,418    2,112
----------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income:
     Class I Shares                                 (2,010)   (1,908)   (2,425)  (2,173)
     Class A Shares                                   (219)     (122)       --       --
----------------------------------------------------------------------------------------
        Total Dividends                             (2,229)   (2,030)   (2,425)  (2,173)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   Class I Shares:
     Proceeds from Shares Issued                   214,569   443,764   299,865  501,131
     Reinvestments of Cash Distributions                62        83         6        6
     Cost of Shares Redeemed                      (206,860) (458,078) (244,817)(563,288)
----------------------------------------------------------------------------------------
        Total Class I Capital Share Transactions     7,771   (14,231)   55,054  (62,151)
----------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                    48,157    47,431        --       --
     Reinvestments of Cash Distributions               242        99        --       --
     Cost of Shares Redeemed                       (44,924)  (47,170)       --       --
----------------------------------------------------------------------------------------
        Total Class A Capital Share Transactions     3,475       360        --       --
----------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Capital Share Transactions                  11,246   (13,871)   55,054  (62,151)
----------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets          11,244   (13,872)   55,047  (62,212)
----------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Period                           185,734   199,606   208,153  270,365
----------------------------------------------------------------------------------------
     End of Period                               $ 196,978  $185,734 $ 263,200 $208,153
========================================================================================
Undistributed (Distributions in Excess of)
   Net Investment Income                         $     (1)  $     -- $      10 $     10
========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2005                                         www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                                                                                      DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                        DISTRIBUTIONS FROM
                                 -------------------------------                  ---------------------
                                                                      TOTAL
                    NET ASSET                      NET REALIZED     INVESTMENT                                 TOTAL
                      VALUE,         NET          AND UNREALIZED    ACTIVITIES        NET                    DIVIDENDS
                    BEGINNING     INVESTMENT      GAIN (LOSS) ON       FROM       INVESTMENT    CAPITAL         AND
                    OF PERIOD    INCOME (LOSS)      INVESTMENTS     OPERATIONS      INCOME       GAINS     DISTRIBUTIONS
                    ---------    -------------    --------------    ----------    ----------    -------    ---------------
-----------
EQUITY FUND
-----------
CLASS I SHARES:
2005(1)              $ 9.78         $ 0.02            $(0.36)         $(0.34)       $(0.02)     $   --        $(0.02)
2004(1)                9.49           0.06              0.29            0.35         (0.06)         --         (0.06)
2003(1)                7.53           0.04              1.96            2.00         (0.04)         --         (0.04)
2002(1)               10.08           0.02             (2.55)          (2.53)        (0.02)         --         (0.02)
2001                  13.55           --               (3.47)          (3.47)           --          --            --
2000                  17.88           --               (2.77)          (2.77)           --       (1.56)        (1.56)
---------------------
STRATEGIC GROWTH FUND
---------------------
CLASS I SHARES:
2005(1)              $13.08         $(0.02)           $(0.09)(4)      $(0.11)       $   --      $   --          $ --
2004(1)               11.93          (0.05)             1.20            1.15            --          --            --
2003(1)                8.64          (0.06)             3.35            3.29            --          --            --
2002(2)               10.00          (0.03)            (1.33)          (1.36)           --          --            --
-----------------------
TAX MANAGED EQUITY FUND
-----------------------
CLASS I SHARES:
2005(1)              $12.32         $ 0.06            $(0.48)         $(0.42)       $(0.06)     $   --        $(0.06)
2004(1)               12.06           0.09              0.68            0.77         (0.09)      (0.42)        (0.51)
2003(1)                9.83           0.07              2.25            2.32         (0.07)      (0.02)        (0.09)
2002(3)               10.00           0.01             (0.17)          (0.16)        (0.01)         --         (0.01)
---------------------
HIGH GRADEINCOME FUND
---------------------
CLASS I SHARES:
2005(1)              $10.33         $ 0.19            $ 0.09          $ 0.28        $(0.19)     $   --        $(0.19)
2004(1)               10.40           0.38             (0.03)           0.35         (0.38)      (0.04)        (0.42)
2003(1)               10.67           0.42             (0.07)           0.35         (0.42)      (0.20)        (0.62)
2002                  10.00           0.46              0.67            1.13         (0.46)         --         (0.46)
2001                   9.81           0.50              0.19            0.69         (0.50)         --         (0.50)
2000                   9.39           0.52              0.42            0.94         (0.52)         --         (0.52)

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES
    THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS  OR THE REDEMPTION OF FUND SHARES.
  * ANNUALIZED
(1) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.
(2) COMMENCED OPERATIONS ON JULY 1, 2002.
(3) COMMENCED OPERATIONS ON NOVEMBER 13, 2002.
(4) THE AMOUNT  SHOWN FOR THE  SIX-MONTH  PERIOD ENDED JUNE 30, 2005 FOR A SHARE OUTSTANDING  THROUGHOUT THE PERIOD DOES NOT
    ACCORD WITH THE AGGREGATE NET LOSSES ON  INVESTMENTS  FOR THAT PERIOD  BECAUSE OF THE SALES AND  REPURCHASES  OF FUND
    SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

Bishop Street Funds

------------------------------------------------------------------------------------------------------------------------------

                                                                RATIO OF     RATIO OF EXPENSES    RATIO OF NET
                    NET ASSET                  NET ASSETS,    EXPENSES TO        TO AVERAGE        INVESTMENT
                     VALUE,                      END OF         AVERAGE          NET ASSETS       INCOME (LOSS)     PORTFOLIO
                     END OF        TOTAL         PERIOD           NET           EXCLUDING FEE      TO AVERAGE       TURNOVER
                     PERIOD       RETURN+         (000)          ASSETS            WAIVERS         NET ASSETS         RATE
                    ---------     -------      -----------    -----------    -----------------    -------------     ---------
-----------
EQUITY FUND
-----------
CLASS I SHARES:
2005(1)              $ 9.42       (3.43)%       $106,923         1.00%*            1.31%*             0.47%*            16%
2004(1)                9.78        3.72          169,685         1.00              1.30               0.67              42
2003(1)                9.49       26.62          156,381         1.00              1.28               0.48              43
2002(1)                7.53      (25.06)         129,981         1.00              1.27               0.24              60
2001                  10.08      (25.61)         216,412         1.00              1.27                 --              86
2000                  13.55      (16.20)         300,565         1.00              1.28              (0.23)             52
---------------------
STRATEGIC GROWTH FUND
---------------------
CLASS I SHARES:
2005(1)              $12.97       (0.84)%       $ 99,905         1.05%*            1.29%*            (0.37)%*           25%
2004(1)               13.08        9.64           79,168         1.05              1.29              (0.38)             59
2003(1)               11.93       38.08           46,845         1.17              1.41              (0.57)             59
2002(2)                8.64      (13.60)          19,899         1.25*             1.67*             (0.61)*            50
-----------------------
TAX MANAGED EQUITY FUND
-----------------------
CLASS I SHARES:
2005(1)              $11.84       (3.38)%       $ 36,590         1.00%*            1.35%*             1.08%*            12%
2004(1)               12.32        6.40           35,575         1.00              1.34               0.74              36
2003(1)               12.06       23.66           34,808         1.00              1.43               0.68              34
2002(3)                9.83       (1.57)          24,635         1.00*             1.50*              0.99*              1
---------------------
HIGH GRADEINCOME FUND
---------------------
CLASS I SHARES:
2005(1)              $10.42        2.77%        $145,732         0.76%*            1.12%*             3.76%*            19%
2004(1)               10.33        3.41          157,170         0.76              1.11               3.68              45
2003(1)               10.40        3.31          134,845         0.76              1.10               3.91              48
2002                  10.67       11.54          138,516         0.76              1.09               4.45              19
2001                  10.00        7.16          124,416         0.76              1.09               5.02              89
2000                   9.81       10.25          127,888         0.77              1.14               5.41              88


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

June 30, 2005                                        www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                                                                                      DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                        DISTRIBUTIONS FROM
                                 -------------------------------                  ---------------------
                                                                      TOTAL
                    NET ASSET                      NET REALIZED     INVESTMENT                                 TOTAL
                      VALUE,         NET          AND UNREALIZED    ACTIVITIES        NET                    DIVIDENDS
                    BEGINNING     INVESTMENT      GAIN (LOSS) ON       FROM       INVESTMENT    CAPITAL         AND
                    OF PERIOD    INCOME (LOSS)      INVESTMENTS     OPERATIONS      INCOME       GAINS     DISTRIBUTIONS
                    ---------    -------------    --------------    ----------    ----------    -------    ---------------
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
CLASS I SHARES:
2005(2)              $11.02         $ 0.22            $ 0.01          $ 0.23        $(0.22)     $   --        $(0.22)
2004(2)               11.21           0.44             (0.07)           0.37         (0.44)      (0.12)        (0.56)
2003(2)               11.20           0.45              0.13            0.58         (0.45)      (0.12)        (0.57)
2002                  10.66           0.47              0.57            1.04         (0.46)      (0.04)        (0.50)
2001                  10.70           0.49             (0.04)           0.45         (0.49)       --           (0.49)
2000                   9.98           0.50              0.72            1.22         (0.50)       --           (0.50)
CLASS A SHARES:
2005(2)              $11.02        $  0.21            $ 0.01         $  0.22        $(0.21)    $    --        $(0.21)
2004(2)               11.21           0.41             (0.07)           0.34         (0.41)      (0.12)        (0.53)
2003(2)               11.20           0.42              0.13            0.55         (0.42)      (0.12)        (0.54)
2002                  10.66           0.44              0.58            1.02         (0.44)      (0.04)        (0.48)
2001                  10.69           0.46             (0.02)           0.44         (0.47)         --         (0.47)
2000                   9.97           0.46              0.73            1.19         (0.47)         --         (0.47)
-----------------
MONEY MARKET FUND
-----------------
CLASS I SHARES:
2005(2)              $ 1.00         $ 0.01           $    --          $ 0.01        $(0.01)       $ --        $(0.01)
2004(2)                1.00           0.01                --            0.01         (0.01)         --         (0.01)
2003(2)                1.00           0.01                --            0.01         (0.01)         --         (0.01)
2002                   1.00           0.01                --            0.01         (0.01)         --         (0.01)
2001                   1.00           0.04                --            0.04         (0.04)         --         (0.04)
2000                   1.00           0.06                --            0.06         (0.06)         --         (0.06)
CLASS A SHARES:
2005(2)              $ 1.00         $ 0.01           $    --          $ 0.01        $(0.01)       $ --        $(0.01)
2004(2)                1.00           0.01                --            0.01         (0.01)         --         (0.01)
2003(2)                1.00           0.01                --            0.01         (0.01)         --         (0.01)
2002                   1.00           0.01                --            0.01         (0.01)         --         (0.01)
2001(1)                1.00           0.02                --            0.02         (0.02)         --         (0.02)
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
CLASS I SHARES:
2005(2)              $ 1.00         $ 0.01           $    --          $ 0.01        $(0.01)       $ --        $(0.01)
2004(2)                1.00           0.01                --            0.01         (0.01)         --         (0.01)
2003(2)                1.00           0.01                --            0.01         (0.01)         --         (0.01)
2002                   1.00           0.01                --            0.01         (0.01)         --         (0.01)
2001                   1.00           0.04                --            0.04         (0.04)         --         (0.04)
2000                   1.00           0.06                --            0.06         (0.06)         --         (0.06)


+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON
  CLASS A SHARES. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
  DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
* ANNUALIZED
(1) COMMENCED OPERATIONS ON MAY 1, 2001.
(2) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

Bishop Street Funds

                                       50


------------------------------------------------------------------------------------------------------------------------------

                                                                RATIO OF     RATIO OF EXPENSES    RATIO OF NET
                    NET ASSET                  NET ASSETS,    EXPENSES TO        TO AVERAGE        INVESTMENT
                     VALUE,                      END OF         AVERAGE          NET ASSETS       INCOME (LOSS)     PORTFOLIO
                     END OF        TOTAL         PERIOD           NET           EXCLUDING FEE      TO AVERAGE       TURNOVER
                     PERIOD       RETURN+         (000)          ASSETS            WAIVERS         NET ASSETS         RATE
                    ---------     -------      -----------    -----------    -----------------    -------------     ---------
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
CLASS I SHARES:
2005(2)              $11.03        2.09%        $145,744         0.55%*             0.92%*             4.02%*          21%
2004(2)               11.02        3.36          148,575         0.55               0.92               3.97            40
2003(2)               11.21        5.27          150,373         0.45               0.91               4.01            38
2002                  11.20       10.02          150,287         0.45               0.89               4.23            26
2001                  10.66        4.24          137,206         0.45               0.88               4.54             4
2000                  10.70       12.61          134,901         0.44               0.92               4.89            19
CLASS A SHARES:
2005(2)              $11.03        1.97%          31,869         0.80%*             1.17%*             3.77%*          21%
2004(2)               11.02        3.10           30,484         0.80               1.17               3.72            40
2003(2)               11.21        5.01           30,975         0.70               1.16               3.76            38
2002                  11.20        9.75           33,456         0.70               1.14               3.98            26
2001                  10.66        4.13           30,499         0.70               1.13               4.29             4
2000                  10.69       12.34           19,951         0.69               1.17               4.63            19
-----------------
MONEY MARKET FUND
-----------------
CLASS I SHARES:
2005(2)              $ 1.00        1.11%        $175,679         0.50%*             0.85%*             2.22%*         n/a
2004(2)                1.00        0.92          167,910         0.50               0.84               0.90           n/a
2003(2)                1.00        0.76          182,166         0.50               0.83               0.76           n/a
2002                   1.00        1.34          238,498         0.50               0.81               1.33           n/a
2001                   1.00        3.86          309,935         0.50               0.82               3.71           n/a
2000                   1.00        6.13          305,678         0.50               0.83               5.95           n/a
CLASS A SHARES:
2005(2)              $ 1.00        0.99%        $ 21,299         0.75%*             1.10%*             2.00%*         n/a
2004(2)                1.00        0.67           17,824         0.75               1.09               0.65           n/a
2003(2)                1.00        0.50           17,440         0.75               1.08               0.41           n/a
2002                   1.00        1.08              188         0.75               1.06               1.10           n/a
2001(1)                1.00        1.96              500         0.75*              1.07*              2.66*          n/a
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
CLASS I SHARES:
2005(2)              $ 1.00        1.07%        $263,200         0.44%*             0.85%*             2.17%*         n/a
2004(2)                1.00        0.91          208,153         0.44               0.84               0.89           n/a
2003(2)                1.00        0.74          270,365         0.44               0.83               0.75           n/a
2002                   1.00        1.29          331,678         0.44               0.83               1.28           n/a
2001                   1.00        3.68          372,422         0.44               0.85               3.68           n/a
2000                   1.00        5.89          455,612         0.44               0.82               5.73           n/a


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2005                                        www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION
   The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of seven funds (each a Fund, collectively the "Funds") which includes the Equity Fund, Strategic Growth Fund, Tax Managed Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and the Treasury Money Market Fund. Class A Shares of the Hawaii Municipal Bond Fund are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.
   Prior to April 29, 2005, the Equity Fund and High Grade Income Fund offered Class A Shares and Class I Shares. Effective April 29, 2005 Class A Shares were fully liquidated and reclassified as Class I Shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Trust.
USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
SECURITY VALUATION
   The Funds' investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized

Bishop Street Funds

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independent  pricing  agents.  If a security  price  cannot be obtained  from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Pricing Committee (the "Committee") designated by the Funds' Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
   Investment securities held by the Money Market and Treasury Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
SECURITY TRANSACTIONS AND INVESTMENT INCOME
   Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of the specific identification method. Interest income is recorded on the accrual basis; dividend income is recorded on ex-dividend date.
DISCOUNTS AND PREMIUMS
   Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income. The Equity, Strategic Growth, Tax Managed Equity, High Grade Income and Hawaii Municipal Bond Funds use the scientific interest method, which approximates the effective interest method. The Money Market and Treasury Money Market Funds use the straight line method. REPURCHASE AGREEMENTS
   Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements are repurchased. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of repurchase agreements and procedures adopted by the Adviser (see Note 3) monitor that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.



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CLASSES
   Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.
EXPENSES
   Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income are declared daily and paid on a monthly basis for the High Grade Income, Hawaii Municipal Bond, Money Market and Treasury Money Market Funds. The Equity, Strategic Growth and Tax Managed Equity Funds declare and pay dividends from any net investment income on a quarterly basis. Any net realized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date. ILLIQUID SECURITIES
   Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

3. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENT
   Investment advisory services are provided to the Funds by Bishop Street Capital Management (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Equity, Strategic Growth and the Tax Managed Equity Funds, 0.55% of the average daily net assets of the High Grade Income Fund, 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund, and 0.30% of the average daily net assets of the Money Market and Treasury Money Market Funds (collectively, the "Money Market Funds"). The Adviser has voluntarily agreed to waive a portion of its advisory fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. The voluntary expense limitations are as follows: Equity Fund (Class I) 1.00%, Strategic Growth Fund (Class I) 1.05%, Tax Managed Equity Fund (Class I) 1.00%, High Grade Income Fund (Class I) 0.76%, Hawaii Municipal Bond Fund (Class I) 0.55%, Hawaii Municipal Bond Fund (Class A) 0.80%, Money Market Fund (Class I) 0.50%, Money Market Fund (Class A) 0.75% and Treasury Money Market Fund (Class I) 0.44%.
   BNP Paribas Asset Management, Inc. ("BNP PAM") serves as the investment sub-adviser for the Strategic Growth Fund, pursuant to a sub-adviser agreement. BNP PAM is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.37% of the average daily net assets of the Strategic Growth Fund.


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   Fisher,  Francis, Trees & Watts ("FFTW") serves as the investment sub-adviser for the Money Market Funds, pursuant to a sub-adviser agreement dated July 1, 2005, as approved by shareholders on August 15, 2005. FFTW is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.060% of the average daily net assets of the Money Market Funds up to $500 million and 0.020% of the average daily net assets of the Money Market Funds in excess of $500 million.
   Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
   Pursuant to an administration agreement dated January 27, 1995, (the "Agreement") SEI Investments Global Funds Services ("GFS"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement, GFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Funds. GFS has voluntarily agreed to waive a portion of its fee in order to limit operating expenses, as disclosed in the Statements of Operations.
   Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust.
   SEI Investments Distribution Co. ("SIDCO"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated June 10, 1999. The Funds have adopted a Distribution Plan (the "Plan") on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares.
   The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each Fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the period, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed for the Funds. SIDCO has voluntarily agreed to waive a portion of its fee in order to limit operating expenses, as disclosed in the Statements of Operations.

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


Bishop Street Funds
--------------------------------------------------------------------------------



   Certain ministerial officers of the Trust are also ministerial officers of the Administrator. Such officers are paid no fees by the Trust.

5. SECURITIES LENDING
   Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

6. INVESTMENT TRANSACTIONS
   The cost of security purchases and the proceeds from the sale and maturities of securities, other than temporary cash investments for the six-month period ended June 30, 2005 are presented below for the Funds.

                                 Strategic         Tax        High Grade      Hawaii
                     Equity       Growth         Managed        Income       Municipal
                      Fund         Fund        Equity Fund       Fund        Bond Fund
                      (000)        (000)          (000)          (000)         (000)
                     ------      ---------     -----------    ----------     ---------
Purchases
  U.S.
   Government
   Securities      $    --       $    --         $   --        $12,754       $    --
  Other             22,500        41,621          6,447         12,592        37,054

Sales and Maturities
  U.S.
   Government
   Securities      $    --       $    --         $   --        $19,635       $    --
  Other             79,996        21,968          4,288         22,733        38,619

7. FEDERAL TAX INFORMATION
   It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code, as amended, and to distribute a majority of its taxable income and net capital gains. Accordingly, no pro-

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                                       56

--------------------------------------------------------------------------------




vision for federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

   The tax character of dividends and distributions declared during the years ended December 31, 2004 and December 31, 2003 were as follows:

                     Ordinary           Tax Exempt           Long-Term
                      Income              Income           Capital Gain         Total
                       (000)               (000)               (000)            (000)
                     ---------          ----------         ------------        -------
Equity Fund
   2004               $1,049             $   --               $   --            $1,049
   2003                  653                 --                   --               653
Strategic Growth
   Fund
   2004               $   --             $   --               $   --            $   --
   2003                   --                 --                   --                --
Tax Managed
   Equity Fund
   2004               $  311             $   --               $1,126            $1,437
   2003                  250                 --                   --               250
High Grade
   Income Fund
   2004               $5,298             $   --               $  547            $5,845
   2003                5,273                 --                2,577             7,850
Hawaii Municipal
   Bond Fund
   2004               $  71              $7,003               $1,786            $8,860
   2003                  14               7,326                1,872             9,212
Money Market Fund
   2004               $2,030            $    --               $   --            $2,030
   2003                1,740                 --                   --             1,740
Treasury Money
   Market Fund
   2004               $2,173            $    --               $   --            $2,173
   2003                2,386                 --                   --             2,386



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Bishop Street Funds
--------------------------------------------------------------------------------



   As  of  December  31,  2004,   the  components  of   Distributable   Earnings
(Accumulated Losses) on a tax basis were as follows:

                                                                                      Treasury
                             Strategic      Tax      High Grade   Hawaii      Money      Money
                    Equity    Growth      Managed      Income    Municipal   Market     Market
                     Fund      Fund     Equity Fund     Fund     Bond Fund    Fund       Fund
                     (000)     (000)       (000)        (000)      (000)      (000)      (000)
                    ------   ---------  -----------  ----------  ---------   -------   --------
Undistributed
   ordinary
   income         $     --   $    --       $  14      $  654      $   --      $ --       $  9
Undistributed
   tax exempt
   income               --        --          --          --           1        --         --
Undistributed
   long-term
   capital gain in      --       368          49         108          25        --         --
Capital loss
   carryforward
   expiring:
   Dec. 2005            --        --          --          --          --        (2)        --
   Dec. 2008            --        --          --          --          --        (2)        --
   Dec. 2009       (36,271)       --          --          --          --       (18)        --
   Dec. 2010       (25,686)       --          --          --          --        --         --
   Dec. 2011        (1,697)       --          --          --          --        --         --
   Dec. 2012            --        --          --          --          --        --        (27)
Post-October
   Losses               --        --          --          --          --        (2)       (19)
Other Temporary
   Differences          --       (16)        (15)       (486)         44        --         --
Unrealized
   appreciation     18,694    13,508       6,799       4,371       9,564        --         --

   For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended December 31, 2004 the Equity Fund, Strategic Growth Fund, and the Money Market Fund, utilized capital loss carryforwards of $1,987,036, $1,048,930 and $442, respectively, to offset realized capital gains.

   Post-October losses represent losses realized on investment transactions from November 1, 2003 through December 31, 2004 that, in accordance with Federal income tax regulations the Funds have elected to defer and treat as having arisen in the following fiscal year.




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   The aggregate gross  unrealized  appreciation  and depreciation of securities held by the Equity, Strategic Growth, Tax Managed Equity, High Grade Income, and Hawaii Municipal Bond Funds for Federal income tax purposes at June 30, 2005 were as follows:

                                 Strategic         Tax        High Grade      Hawaii
                     Equity       Growth         Managed        Income       Municipal
                      Fund         Fund        Equity Fund       Fund        Bond Fund
                      (000)        (000)          (000)          (000)         (000)
                     -------     ---------     -----------    ----------     ---------
Federal Tax Cost    $113,884     $86,620         $30,838       $184,723      $169,980
                    --------     -------         -------       --------      --------
Gross
   Unrealized
   Appreciation       13,239      15,979           6,102          5,414         8,579
Gross
   Unrealized
   Depreciation       (7,315)     (3,088)         (1,081)          (669)          (61)
                    --------     -------         -------       --------      --------
Net
   Unrealized
   Appreciation     $  5,924     $12,891         $ 5,021       $  4,745      $  8,518
                    ========     =======         =======       ========      ========

8. CONCENTRATION OF CREDIT RISK
   The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers' ability to meet their obligations may be affected by economic developments in that state.

9. OTHER
   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. SUBSEQUENTEVENT
   At a special meeting held on April 7, 2005, the Board of the Bishop Street Funds unanimously voted to change the name of the Equity Fund to the Large Cap Growth Fund. Effective July 1, 2005, all references to the "Equity Fund" are hereby replaced with "Large Cap Growth Fund."


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Bishop Street Funds
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


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
------------------------------------------------------------------------------------------
                                        Beginning        Ending                  Expenses
                                         Account         Account     Annualized    Paid
                                          Value          Value        Expense     During
                                          1/1/05         6/30/05      Ratios      Period*
------------------------------------------------------------------------------------------
EQUITY FUND -- CLASS I
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                   $1,000.00     $  965.70        1.00%       $4.87
   HYPOTHETICAL 5% RETURN                1,000.00      1,019.84        1.00         5.01
------------------------------------------------------------------------------------------
STRATEGIC GROWTH FUND -- CLASS I
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                   $1,000.00     $  991.60        1.05%       $5.18
   HYPOTHETICAL 5% RETURN                1,000.00      1,019.59        1.05         5.26
------------------------------------------------------------------------------------------
TAX MANAGED EQUITY FUND -- CLASS I
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                   $1,000.00     $  966.20        1.00%       $4.88
   HYPOTHETICAL 5% RETURN                1,000.00      1,019.84        1.00         5.01
------------------------------------------------------------------------------------------
HIGH GRADE INCOME FUND -- CLASS I
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                   $1,000.00     $1,027.70        0.76%       $3.82
   HYPOTHETICAL 5% RETURN                1,000.00      1,021.03        0.76         3.81
------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND -- CLASS I
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                   $1,000.00     $1,020.90        0.55%       $2.76
   HYPOTHETICAL 5% RETURN                1,000.00      1,022.07        0.55         2.76
------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND -- CLASS A
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                   $1,000.00     $1,019.70        0.80%       $4.01
   HYPOTHETICAL 5% RETURN                1,000.00      1,020.83        0.80         4.01
------------------------------------------------------------------------------------------
MONEY MARKET FUND -- CLASS I
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                   $1,000.00     $1,011.10        0.50%       $2.49
   HYPOTHETICAL 5% RETURN                1,000.00      1,022.32        0.50         2.51
------------------------------------------------------------------------------------------
MONEY MARKET FUND -- CLASS A
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                   $1,000.00     $1,009.90        0.75%       $3.74
   HYPOTHETICAL 5% RETURN                1,000.00      1,021.08        0.75         3.76
------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND -- CLASS I
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                   $1,000.00     $1,010.70        0.44%       $2.19
   HYPOTHETICAL 5% RETURN                1,000.00      1,022.61        0.44         2.21
------------------------------------------------------------------------------------------
*Expenses are equal to the Fund's  annualized  expense  ratio  multiplied by the average  account  value over the period,  multiplied  by 181/365 (to reflect the one-half year period).






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APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)


BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS. The initial and annual approval of the investment advisory agreement with Bishop Street Capital Management (the "Adviser") and the sub-advisory agreements with BNP Paribas Asset Management, Inc. ("BNP PAM") and Fisher Francis Trees & Watts, Inc. ("FFTW") must be made by: (i) the vote of the Trustees or a vote of the shareholders of the relevant Fund, as applicable; and
(ii) the vote of a majority of the Trustees who are not parties to the agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year the Board of Trustees calls and holds a meeting to decide whether to renew the agreements for the upcoming year. This year the Board also called and held meetings to consider the approval of a new sub-advisory agreement. In preparation for such meetings, the Board requests and reviews a wide variety of information. The Trustees use this information to help them decide whether to approve a new agreement or renew an agreement for another year.

In preparation for a meeting held on February 17, 2005, at which the Board considered the renewal of the agreements with the Adviser and BNP PAM, and for meetings held on April 7, 2005 and May 13, 2005, at which the Board considered the selection and approval of FFTW, the Board requested and received materials from the Adviser, BNP PAM, and FFTW about: (a) the quality of the Adviser's, BNP PAM's, and FFTW's investment management and other services; (b) the Adviser's, BNP PAM's, and FFTW's investment management personnel; (c) the Adviser's, BNP
PAM's, and FFTW's operations and financial condition; (d) the Adviser's, BNP PAM's, and FFTW's trading practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser and BNP PAM charges the Funds compared with the fees they charge to comparable mutual funds or accounts (if any); (f) each Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's and BNP PAM's profitability from their Fund-related operations; (h) the Adviser's, BNP PAM's, and FFTW's compliance systems; (i) the Adviser's, BNP PAM's, and FFTW's policies on and compliance procedures for personal securities transactions; (j) the Adviser's, BNP PAM's, and FFTW's reputation, expertise and resources in domestic financial markets; (k) each Fund's performance compared with similar mutual funds; and (l) FFTW's performance records for similar mutual funds.

Representatives from the Adviser, BNP PAM, and FFTW presented additional oral and written information to the Board at the relevant meeting to help the Board evaluate the Adviser's, BNP PAM's, and FFTW's fees and other aspects of the agreements. The Board also considered information presented by these and other service providers at meetings throughout the year. The Trustees discussed the written materials, oral presentations, and any other information that the Board received, and considered the approval of the agreements in light of this information.


Bishop Street Funds

--------------------------------------------------------------------------------




Based on the Board's deliberations and its evaluation of the information it received, the Board, including all of the independent Trustees, approved the agreements and the selection of the Adviser, BNP PAM, and FFTW. The Board considered the following specific factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT, AND QUALITY OF SERVICES. The Board received and considered information regarding the nature, extent, and quality of services to be provided to the Funds by the Adviser, BNP PAM, and FFTW. In this regard, the Trustees evaluated, among other things, the Adviser's, BNP PAM's, and FFTW's personnel, experience, track record, and compliance program. The Board considered the background and experience of the Adviser's, BNP PAM's, and FFTW's senior management and the expertise of, and amount of attention expected to be given to the Funds by, their portfolio management teams. The Board reviewed the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. With respect to the Adviser, the Board specifically considered certain personnel changes and their implications for the Funds. The Board also reviewed information pertaining to the Adviser's, BNP PAM's, and FFTW's organizational structure, senior management, investment operations, and other relevant information. The Board concluded that, within the context of its full deliberations, the nature, extent, and quality of the services to be provided to the Funds by the Adviser, BNP PAM, and FFTW supported the approval of the agreements.

PERFORMANCE. The Board considered the investment performance of each Fund, including any periods of outperformance and underperformance, both on an absolute basis and a comparative basis to indices and other funds within the same investment categories. Specifically, the Board considered each Fund's performance relative to its peer group and appropriate benchmarks in light of total return, yield, and market trends. As part of this review, the Board considered the composition of the peer group and selection criteria, as well as market risk and shareholder risk expectations. The Board considered the Adviser's explanations regarding specific performance issues relating to asset size and adviser resources. With respect to FFTW, the Board received and considered information regarding other money market funds advised by FFTW, noting that these funds had no history of any material deviation between amortized cost and market price. The Board concluded that, within the context of its full deliberations, the performance of the Funds and the Adviser, BNP PAM, and FFTW supported the approval of the agreements.

FUND EXPENSES. With respect to advisory fees, the Board considered the rate of compensation under the agreements and each Fund's net operating expense ratio in comparison to those of comparable mutual funds. The Trustees also considered


June 30, 2005                                          www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------




information about average expense ratios of comparable mutual funds in each Fund's peer group. Finally, the Trustees considered the effect of the Adviser's and its affiliates' voluntary waiver of fees and expenses, where applicable, to prevent total fund expenses from exceeding a specified amount and that due to these waivers net operating expenses have been maintained at competitive levels. The Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval of the agreements.

PROFITABILITY. The Board reviewed information about the profitability of the Funds to the Adviser and BNP PAM and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Funds. The Board concluded that, within the context of its full deliberations, the profitability of the Adviser and BNP PAM is within the range the Board considered reasonable and appropriate. With respect to FFTW, there is no historical profitability with regard to its arrangements with the Funds because the engagement of FFTW is new.

ECONOMIES OF SCALE. The Board considered the existence of economies of scale and whether they were passed along to Fund shareholders through a graduated advisory fee schedule or other means, including any fee and expense waivers by the Adviser and its affiliates. The Board also considered the potential economies of scale and other efficiencies that may result from increases in the Funds' asset levels, as well as the potential ancillary benefits from FFTW's affiliation with BNP Paribas, which may result in additional distribution channels becoming available. The Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.


Bishop Street Funds

Bishop Street Funds
--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)


At a special meeting held on August 15, 2005, the shareholders of the Bishop Street Funds voted on the proposal listed below.

Proposal: To approve the new investment sub-advisory agreement between the Trust, on behalf of the Funds, Bishop Street Capital Management, and Fischer Francis Trees & Watts, Inc.

The results of the voting were as follows:

                           TREASURY MONEY MARKET FUND

                                                 % OF
                          NUMBER              OUTSTANDING            % OF SHARES
                         OF SHARES               SHARES                  VOTED
                         ---------            -----------            -----------
Affirmative           140,753,432.000           55.037%                99.961%
Against                         0.000            0.000%                 0.000%
Abstain                    54,966.000            0.021%                 0.039%

TOTAL                 140,808,398.000           55.058%               100.000%


Record Total          255,743,563.690
Voted Shares          140,808,398.000
Percent Voted                  55.058%

                                MONEY MARKET FUND

                                                 % OF
                          NUMBER              OUTSTANDING            % OF SHARES
                         OF SHARES               SHARES                  VOTED
                         ---------            -----------            -----------
Affirmative           120,280,730.000           64.348%                98.293%
Against                    11,692.000            0.006%                 0.010%
Abstain                 2,077,034.000            1.111%                 1.697%

TOTAL                 122,369,456.000           65.465%               100.000%


Record Total          186,922,125.776
Voted Shares          122,369,456.000
Percent Voted                  65.465%

June 30, 2005                                          www.bishopstreetfunds.com

                                      Notes

                                      Notes

                                      Notes

[Background Graphic Omitted]

Investment Adviser
Bishop Street Capital Management
Honolulu, HI 96813

Administrator
SEI Investments Global Funds Services
Oaks, PA 19456

Distributor
SEI Investments Distribution Co.
Oaks, PA 19456

Transfer Agent
DST Systems, Inc.
Kansas City, MO 64121

Custodian
Union Bank of California, N.A.
San Francisco, CA 94101

Legal Counsel
Morgan, Lewis & Bockius LLP
Philadelphia, PA 19103

Independent registered public accounting firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103



                                [BISHOP STREET LOGO OMITTED]



       For more information about Bishop Street Funds, Call 1-800-262-9565 or your Investment Specialist
                  Visit us online at www.bishopstreetfunds.com

[BISHOP STREET LOGO OMITTED]

Bishop Street Funds
P.O. Box 3708
Honolulu, HI 96811


This report and the financial
statements contained herein are
submitted for the general information
of Bishop Street Funds' shareholders.
This report is not authorized for
distribution to prospective investors
unless preceded or accompanied by an
effective prospectus.

Shares of Bishop Street Funds are
NOT deposits or obligations of, or
guaranteed by First Hawaiian Bank or
any of its affiliates. Such shares are
also NOT federally insured by the
Federal Deposit Insurance Corporation,
the Federal Reserve Board, or any
other agency. Investment in shares of
mutual funds involves risk, including
the possible loss of principal. The
Bishop Street Funds are distributed by
SEI Investments Distribution Co., which
is not affiliated with First Hawaiian
Bank, Bank of the West or BancWest
Corporation. BancWest Corporation is a
wholly-owned subsidiary of BNP Paribas.

BSF-SA-004-1100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     Bishop Street Funds


By (Signature and Title)*                        /s/ Robert A. Nesher
                                                 --------------------
                                                 Robert A. Nesher
                                                 President

Date: August 29, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ Robert A. Nesher
                                                 --------------------
                                                 Robert A. Nesher
                                                 President

Date: August 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 --------------------
                                                 Michael Lawson
                                                 Treasurer and Controller

Date: August 29, 2005

* Print the name and title of each signing officer under his or her signature.